UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-08004

Aston Funds
(Exact name of registrant as specified in charter)

120 North LaSalle Street, 25th Floor
Chicago, IL 60602
(Address of principal executive offices) (Zip code)

Stuart D. Bilton, President
Aston Funds
120 North LaSalle Street, 25th Floor
Chicago, IL 60602
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 268-1400

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Aston Funds

ASTON/Montag & Caldwell Growth Fund	July 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

		Market
Shares		Value

COMMON STOCKS – 92.99%
	Consumer Discretionary – 8.43%
676,500	NIKE, Class B	$52,178,446
77,501	Priceline.com *	96,291,117
289,000	Ralph Lauren	45,043,540
1,850,200	Starbucks	143,723,536
903,600	TJX	48,152,844
		385,389,483

	Consumer Staples – 21.47%
1,990,800	Colgate-Palmolive	126,216,720
415,600	Costco Wholesale	48,849,624
1,884,500	Estee Lauder, Class A	138,435,370
4,783,600	Mondelez International, Class A	172,209,600
2,193,300	PepsiCo	193,229,730
1,631,800	Procter & Gamble	126,170,776
2,561,600	Walgreen	176,161,232
		981,273,052

	Energy – 5.03%
1,212,800	Occidental Petroleum	118,502,688
1,026,500	Schlumberger	111,262,335
		229,765,023

	Financials – 5.78%
1,449,600	American Express	127,564,800
579,800	State Street	40,841,112
1,884,500	Wells Fargo	95,921,050
		264,326,962

	Healthcare – 24.84%
3,551,400	Abbott Laboratories	149,584,968
860,240	Allergan	142,679,406
1,304,600	AmerisourceBergen	100,336,786
609,021	Biogen Idec *	203,650,532
2,280,700	Gilead Sciences *	208,798,085
898,700	McKesson	172,424,582
1,298,800	Thermo Fisher Scientific	157,804,200
		1,135,278,559

	Industrials – 8.75%
3,807,200	General Electric	95,751,080
840,700	Union Pacific	82,649,217
1,613,800	United Parcel Service, Class B	156,683,842
274,863	WW Grainger	64,634,034
		399,718,173

	Information Technology – 15.17%
1,121,100	Accenture, Class A (Ireland)	88,880,808
1,669,800	eBay *	88,165,440
262,800	Google, Class A *	152,305,740
67,600	Google, Class C *	38,640,160
3,122,200	Juniper Networks *	73,496,588
1,754,000	QUALCOMM	129,269,800
579,800	Visa, Class A	122,343,598
		693,102,134

	Materials – 3.52%
1,424,300	Monsanto	161,074,087

	Total Common Stocks
	(Cost $3,540,174,800)	4,249,927,473

INVESTMENT COMPANY – 5.92%
270,529,658	BlackRock Liquidity Funds TempCash Portfolio	270,529,658

	Total Investment Company (Cost $270,529,658)	270,529,658
Total Investments – 98.91% (Cost $3,810,704,458)**		4,520,457,131
Net Other Assets and Liabilities – 1.09%		49,889,535
Net Assets – 100.00%		$4,570,346,666

*	Non-income producing security.
**	At July 31, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$725,130,396
Gross unrealized depreciation	(15,377,723)
Net unrealized appreciation	$709,752,673

See accompanying Notes to Schedule of Investments.

1

Aston Funds

ASTON/TAMRO Diversified Equity Fund	July 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

		Market
Shares		Value

COMMON STOCKS – 100.15%
	Consumer Discretionary – 13.53%
5,078	Amazon.com *	$1,589,363
22,158	CarMax *	1,081,532
9,721	Home Depot	785,943
7,669	Keurig Green Mountain	914,758
34,604	Live Nation Entertainment *	803,159
16,004	Macy’s	924,871
474	NVR *	533,942
12,519	Red Robin Gourmet Burgers *	805,723
		7,439,291

	Consumer Staples – 8.02%
9,076	Constellation Brands, Class A *	755,668
24,167	Mondelez International, Class A	870,012
2,287	Nu Skin Enterprises, Class A	134,224
15,269	Sysco	544,951
18,750	United Natural Foods *	1,099,125
14,611	Walgreen	1,004,798
		4,408,778

	Energy – 8.81%
8,504	Continental Resources *	1,248,217
16,347	Kinder Morgan	588,165
5,471	Occidental Petroleum	534,571
7,822	Phillips 66	634,442
13,128	Range Resources	992,346
36,995	Ultra Petroleum (Canada) *	847,925
		4,845,666

	Financials – 17.27%
12,988	American Express	1,142,944
24,665	American International Group	1,282,087
13,479	American Tower, REIT	1,272,283
36,428	Bank of the Ozarks	1,120,890
8,219	Berkshire Hathaway, Class B *	1,030,909
23,453	Citigroup	1,147,086
45,225	FirstMerit	795,960
21,903	Ocwen Financial Corp *	660,814
17,663	Portfolio Recovery Associates *	1,041,410
		9,494,383

	Healthcare – 15.54%
3,366	Allergan	558,285
14,739	DaVita HealthCare Partners *	1,038,215
27,248	DexCom *	1,026,705
12,519	Edwards Lifesciences *	1,129,840
15,143	Express Scripts *	1,054,710
21,987	Gilead Sciences *	2,012,910
1,868	Intuitive Surgical *	854,703
8,721	Johnson & Johnson	872,885
		8,548,253

	Industrials – 13.69%
33,899	American Airlines Group	1,316,976
8,455	Boeing	1,018,658
14,707	Chicago Bridge & Iron (Netherlands)	872,419
16,008	Cintas	1,002,101
16,604	Colfax *	1,045,554
12,413	Danaher	917,072
10,614	Middleby *	773,336
8,942	Spirit Airlines *	584,986
		7,531,102

	Information Technology – 19.92%
6,170	Baidu, SP ADR *	1,333,029
44,074	Cisco Systems	1,111,987
21,251	Facebook, Class A *	1,543,885
1,087	Google, Class A *	629,971
1,087	Google, Class C *	621,329
29,182	Hewlett-Packard	1,039,171
19,380	Pandora Media *	486,826
14,663	QUALCOMM	1,080,663
19,053	Seagate Technology (Ireland)	1,116,506
23,954	Skyworks Solutions	1,215,905
21,600	Yahoo! *	773,496
		10,952,768

	Materials – 3.37%
4,182	CF Industries Holdings	1,046,922
7,134	Monsanto	806,784
		1,853,706

	Total Common Stocks (Cost $42,276,450)	55,073,947

See accompanying Notes to Schedule of Investments.

2

Aston Funds

ASTON/TAMRO Diversified Equity Fund	July 31, 2014
Schedule of Investments (unaudited) – continued

		Market
Shares		Value

INVESTMENT COMPANY – 0.31%
170,785	BlackRock Liquidity Funds TempCash Portfolio	$170,785

	Total Investment Company (Cost $170,785)	170,785
Total Investments – 100.46% (Cost $42,443,668)**		55,244,732
Net Other Assets and Liabilities – (0.46)%		(252,211)
Net Assets – 100.00%		$54,992,521

*	Non-income producing security.
**	At July 31, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$13,850,712
Gross unrealized depreciation	(1,049,648)
Net unrealized appreciation	$12,801,064

REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

3

Aston Funds

ASTON/Herndon Large Cap Value Fund	July 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

		Market
Shares		Value

COMMON STOCKS – 99.38%
	Consumer Discretionary – 7.18%
56,481	Coach	$1,951,983
44,247	Ross Stores	2,849,507
84,030	TJX	4,477,959
42,623	Yum! Brands	2,958,036
		12,237,485

	Consumer Staples – 9.48%
101,079	Altria Group	4,103,807
67,386	Campbell Soup	2,802,584
63,732	Colgate-Palmolive	4,040,609
36,541	Kellogg	2,186,248
36,940	Philip Morris International	3,029,449
		16,162,697

	Energy – 17.61%
37,752	Apache	3,875,620
46,683	ConocoPhillips	3,851,347
28,821	Continental Resources *	4,230,346
36,128	Exxon Mobil	3,574,504
54,802	Marathon Petroleum	4,574,871
72,257	Oasis Petroleum *	3,862,137
56,892	PBF Energy, Class A	1,541,773
37,752	SM Energy	2,965,042
37,643	Southwestern Energy *	1,527,553
		30,003,193

	Financials – 19.62%
74,693	Aflac	4,462,160
96,366	American Capital Agency, REIT	2,227,982
114,069	Apartment Investment & Management, Class A, REIT	3,898,878
90,931	CBOE Holdings	4,407,426
75,505	Discover Financial Services	4,610,335
82,406	Eaton Vance	2,894,923
45,465	McGraw-Hill	3,647,202
20,703	Moody’s	1,801,161
56,439	Nationstar Mortgage Holdings *	1,721,954
71,445	Waddell & Reed Financial, Class A	3,771,582
		33,443,603

	Healthcare – 10.34%
26,386	AmerisourceBergen	2,029,347
43,029	Baxter International	3,213,836
27,198	Endo International PLC (Ireland) *	1,824,442
41,426	Gilead Sciences *	3,792,550
88,495	Mylan *	4,368,998
26,386	United Therapeutics *	2,399,543
		17,628,716

	Industrials – 12.23%
21,179	Caterpillar	2,133,784
23,372	Copa Holdings SA, Class A (Panama)	3,549,506
65,444	Joy Global	3,878,211
30,445	Lockheed Martin	5,083,402
41,000	Rockwell Collins	3,004,070
32,881	United Parcel Service, Class B	3,192,416
		20,841,389

	Information Technology – 14.55%
21,802	Accenture PLC, Class A (Ireland)	1,728,463
59,673	Apple	5,702,949
20,921	International Business Machines	4,009,928
100,267	Microsoft	4,327,524
52,366	Western Digital	5,227,698
217,991	Western Union	3,808,303
		24,804,865

	Materials – 6.33%
13,396	CF Industries Holdings	3,353,555
34,472	LyondellBasell Industries NV, Class A, (Netherlands)	3,662,650
9,742	Newmarket	3,770,154
		10,786,359

	Telecommunication Services – 1.08%
36,534	Verizon Communications	1,842,044

	Utilities – 0.96%
111,634	AES	1,630,973

	Total Common Stocks (Cost $148,703,363)	169,381,324

See accompanying Notes to Schedule of Investments.

4

Aston Funds

ASTON/Herndon Large Cap Value Fund	July 31, 2014
Schedule of Investments (unaudited) – continued

		Market
Shares		Value

INVESTMENT COMPANY – 1.73%
2,943,070	BlackRock Liquidity Funds TempCash Portfolio	$2,943,070

	Total Investment Company (Cost $2,943,070)	2,943,070
Total Investments – 101.11% (Cost $151,646,433)**		172,324,394
Net Other Assets and Liabilities – (1.11)%		(1,890,955)
Net Assets – 100.00%		$170,433,439

*	Non-income producing security.
**	At July 31, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$22,977,953
Gross unrealized depreciation	(2,299,992)
Net unrealized appreciation	$20,677,961

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

5

Aston Funds

ASTON/Cornerstone Large Cap Value Fund	July 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 97.74%
	Consumer Discretionary – 12.78%
96,260	Bed Bath & Beyond *	$6,092,295
117,850	Gap	4,726,964
170,500	Mattel	6,039,963
38,425	TRW Automotive Holdings *	3,930,493
		20,789,715

	Consumer Staples – 3.24%
71,650	Wal-Mart Stores	5,272,007

	Energy – 10.73%
52,650	Chevron	6,804,486
67,159	Ensco, Class A (United Kingdom)	3,401,603
35,400	Exxon Mobil	3,502,476
45,850	Royal Dutch Shell PLC, ADR	3,751,905
		17,460,470

	Financials – 16.95%
56,375	ACE (Switzerland)	5,643,138
68,625	Capital One Financial	5,458,433
106,175	Citigroup	5,193,019
105,750	JPMorgan Chase	6,098,603
151,075	Unum Group	5,186,405
		27,579,598

	Healthcare – 6.52%
76,825	Baxter International	5,738,059
48,775	Johnson & Johnson	4,881,890
		10,619,949

	Industrials – 19.28%
33,120	3M	4,666,277
38,850	Cummins	5,415,302
97,125	Emerson Electric	6,182,006
54,375	Norfolk Southern	5,527,762
52,650	Parker Hannifin	6,052,117
15,010	WW Grainger	3,529,601
		31,373,065

	Information Technology – 28.24%
42,010	Apple	4,014,896
195,100	Cisco Systems	4,922,373
208,350	EMC	6,104,655
179,775	Intel	6,092,575
135,525	Microsoft	5,849,259
164,250	Oracle	6,634,057
87,625	QUALCOMM	6,457,962
58,800	Western Digital	5,870,004
		45,945,781

	Total Common Stocks
	(Cost $149,054,196)	159,040,585

INVESTMENT COMPANY – 23.14%
37,646,535	BlackRock Liquidity Funds TempCash Portfolio	37,646,535

	Total Investment Company
	(Cost $37,646,535)	37,646,535
Total Investments – 120.88%
(Cost $186,700,731)**		196,687,120
Net Other Assets and Liabilities – (20.88)%		(33,973,351)
Net Assets – 100.00%		$162,713,769

*	Non-income producing security.
**	At July 31, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$11,050,777
Gross unrealized depreciation	(1,064,388)
Net unrealized appreciation	$9,986,389

ADR	American Depositary Receipt

See accompanying Notes to Schedule of Investments.

6

Aston Funds

ASTON/River Road Dividend All Cap Value Fund	July 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 98.87%
	Consumer Discretionary – 14.21%
496,598	Bob Evans Farms	$23,593,371
537,693	Cinemark Holdings	17,636,330
322,498	Darden Restaurants	15,076,781
473,883	Hasbro	23,675,195
447,283	Kohl’s	23,947,532
659,099	National CineMedia	10,585,130
679,060	Shaw Communications, Class B (Canada)	16,643,761
340,734	Target	20,304,339
560,845	Thomson Reuters (Canada)	21,205,549
		172,667,988

	Consumer Staples – 13.54%
550,059	Dr Pepper Snapple Group	32,321,467
155,416	Energizer Holdings	17,835,540
213,872	Kimberly-Clark	22,214,885
332,384	Molson Coors Brewing, Class B	22,445,892
253,913	PepsiCo	22,369,735
185,497	Procter & Gamble	14,342,628
599,738	Sysco	21,404,649
158,738	Wal-Mart Stores	11,679,942
		164,614,738

	Energy – 11.40%
165,322	Chevron	21,366,215
240,876	Ensco, Class A (United Kingdom)	12,200,369
571,042	Memorial Production Partners LP	12,922,680
296,019	National-Oilwell Varco	23,989,380
375,644	Occidental Petroleum	36,704,175
145,876	Transmontaigne Partners LP	6,347,065
494,224	Williams Partners LP	25,027,503
		138,557,387

	Financials – 14.33%
62,984	BlackRock	19,193,114
302,025	CME Group	22,331,729
400,605	Compass Diversified Holdings	7,058,660
491,260	CyrusOne, REIT	12,207,811
515,144	Geo Group, REIT	17,726,105
191,036	PartnerRe (Bermuda)	19,936,517
336,741	PNC Financial Services Group	27,801,337
808,327	Sabra Health Care, REIT	22,390,658
66,766	Safety Insurance Group	3,338,968
527,184	U.S. Bancorp	22,157,544
		174,142,443

	Healthcare – 4.83%
147,208	Becton, Dickinson	17,111,458
502,648	Owens & Minor	16,632,622
407,593	Quest Diagnostics	24,903,932
		58,648,012

	Industrials – 12.56%
204,944	ABM Industries	5,043,672
830,849	ADT	28,913,545
831,836	Aircastle (Bermuda)	14,931,456
291,386	Emerson Electric	18,546,719
127,655	General Dynamics	14,906,274
792,368	Iron Mountain, REIT	26,552,252
512,858	Republic Services	19,452,704
250,635	United Parcel Service, Class B	24,334,152
		152,680,774

	Information Technology – 14.03%
562,245	CA	16,237,636
279,219	Corning	5,486,653
251,375	CSG Systems International	6,545,805
1,090,354	Intel	36,952,097
343,992	j2 Global	16,828,089
860,610	Microsoft	37,143,928
402,195	QUALCOMM	29,641,772
1,244,904	Western Union	21,748,473
		170,584,453

	Materials – 4.04%
335,029	Bemis	13,069,481
58,944	Compass Minerals International	5,070,363
163,319	Innophos Holdings	9,869,367
466,890	Myers Industries	8,628,127
247,557	Nucor	12,432,313
		49,069,651

	Telecommunication Services – 6.13%
131,102	Atlantic Tele-Network	7,670,778
653,949	Rogers Communications, Class B (Canada)	25,530,169
627,918	Verizon Communications	31,659,626
291,377	Vodafone Group, SP ADR	9,679,544
		74,540,117

See accompanying Notes to Schedule of Investments.

7

Aston Funds

ASTON/River Road Dividend All Cap Value Fund	July 31, 2014
Schedule of Investments (unaudited) – continued

Shares		Market Value

	Utilities – 3.80%
348,076	AmeriGas Partners LP	$15,788,727
441,743	National Fuel Gas	30,440,510
		46,229,237

	Total Common Stocks
	(Cost $980,626,415)	1,201,734,800

INVESTMENT COMPANY – 1.31%
15,905,517	BlackRock Liquidity Funds TempCash Portfolio	15,905,517

	Total Investment Company
	(Cost $15,905,517)	15,905,517
Total Investments – 100.18%
(Cost $996,531,932)*		1,217,640,317
Net Other Assets and Liabilities – (0.18)%		(2,193,108)
Net Assets – 100.00%		$1,215,447,209

*	At July 31, 2014, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$230,523,417
	Gross unrealized depreciation	(9,415,032)
	Net unrealized appreciation	$221,108,385

LP	Limited Partnership
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

8

Aston Funds

ASTON/ River Road Dividend All Cap Value Fund II	July 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 96.57%
	Consumer Discretionary – 13.42%
28,173	Bob Evans Farms	$1,338,499
58,122	Cinemark Holdings	1,906,402
35,201	Darden Restaurants	1,645,647
50,522	Hasbro	2,524,079
48,307	Kohl’s	2,586,357
72,821	Shaw Communications, Class B (Canada)	1,784,843
36,859	Target	2,196,428
60,813	Thomson Reuters (Canada)	2,299,340
		16,281,595

	Consumer Staples – 14.38%
58,692	Dr Pepper Snapple Group	3,448,742
16,794	Energizer Holdings	1,927,279
22,978	Kimberly-Clark	2,386,725
35,170	Molson Coors Brewing, Class B	2,375,030
25,653	PepsiCo	2,260,029
19,459	Procter & Gamble	1,504,570
64,746	Sysco	2,310,785
16,679	Wal-Mart Stores	1,227,241
		17,440,401

	Energy – 11.31%
18,104	Chevron	2,339,761
25,970	Ensco, Class A (United Kingdom)	1,315,380
27,848	Memorial Production Partners LP	630,200
32,772	National-Oilwell Varco	2,655,843
41,654	Occidental Petroleum	4,070,012
53,504	Williams Partners LP	2,709,442
		13,720,638

	Financials – 11.14%
6,006	BlackRock	1,830,208
32,339	CME Group	2,391,146
54,979	Geo Group, REIT	1,891,827
20,151	PartnerRe (Bermuda)	2,102,958
35,594	PNC Financial Services Group	2,938,641
55,906	U.S. Bancorp	2,349,729
		13,504,509

	Healthcare – 5.09%
15,765	Becton, Dickinson	1,832,524
51,533	Owens & Minor	1,705,227
43,189	Quest Diagnostics	2,638,848
		6,176,599

	Industrials – 13.13%
23,092	ABM Industries	568,294
92,015	ADT	3,202,122
59,616	Aircastle (Bermuda)	1,070,107
29,420	Emerson Electric	1,872,583
13,039	General Dynamics	1,522,564
87,896	Iron Mountain, REIT	2,945,395
56,560	Republic Services	2,145,321
26,754	United Parcel Service, Class B	2,597,546
		15,923,932

	Information Technology – 14.72%
59,625	CA	1,721,970
30,712	Corning	603,491
121,325	Intel	4,111,704
33,934	j2 Global	1,660,051
95,346	Microsoft	4,115,133
44,574	QUALCOMM	3,285,104
134,886	Western Union	2,356,458
		17,853,911

	Materials – 3.19%
34,982	Bemis	1,364,648
6,179	Compass Minerals International	531,518
10,837	Innophos Holdings	654,880
26,234	Nucor	1,317,471
		3,868,517

	Telecommunication Services – 6.01%
71,724	Rogers Communications, Class B (Canada)	2,800,105
68,678	Verizon Communications	3,462,745
30,903	Vodafone Group, SP ADR	1,026,598
		7,289,448

	Utilities – 4.18%
38,247	AmeriGas Partners LP	1,734,884
48,345	National Fuel Gas	3,331,454
		5,066,338

	Total Common Stocks
	(Cost $107,270,948)	117,125,888

See accompanying Notes to Schedule of Investments.

9

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II	July 31, 2014
Schedule of Investments (unaudited) – continued

Shares	Market Value

INVESTMENT COMPANY – 3.27%
3,968,845	BlackRock Liquidity Funds TempCash Portfolio	$3,968,845

Total Investment Company
(Cost $3,968,845)	3,968,845

Total Investments – 99.84%
(Cost $111,239,793)*	121,094,733
Net Other Assets and Liabilities – 0.16%	191,030
Net Assets – 100.00%	$121,285,763

*	At July 31, 2014, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$11,170,328
	Gross unrealized depreciation	(1,315,388)
	Net unrealized appreciation	$9,854,940

LP	Limited Partnership
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

10

Aston Funds

ASTON/Fairpointe Mid Cap Fund	July 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

Shares			Market Value

COMMON STOCKS – 94.82%
		Consumer Discretionary – 22.48%
	622,000	BorgWarner	$38,719,500
	5,739,600	Cooper Tire & Rubber	165,817,045
	2,919,400	DeVry	116,688,418
	3,576,000	Gannett	117,006,720
	6,538,968	Interpublic Group	128,883,059
	935,000	Lear	88,048,950
	4,452,200	Mattel	157,719,185
	9,445,354	New York Times, Class A	117,972,471
	2,586,798	Scholastic	91,624,385
	17,365,900	Staples	201,270,781
	4,558,600	Time *	109,862,260
			1,333,612,774

		Consumer Staples – 3.13%
	1,430,900	Bunge	112,812,156
	1,079,450	Molson Coors Brewing, Class B	72,895,259
			185,707,415

		Energy – 4.63%
	2,795,892	FMC Technologies *	169,990,234
	14,327,100	McDermott International *	104,587,830
			274,578,064

		Financials – 6.13%
	1,286,400	Cincinnati Financial	59,200,128
	1,549,385	Eaton Vance	54,429,895
	1,719,700	Northern Trust	115,030,733
	2,643,900	Raymond James Financial	134,706,705
			363,367,461

		Healthcare – 9.02%
	1,278,219	Charles River Laboratories *	69,292,252
	1,062,600	Edwards Lifesciences *	95,899,650
	1,932,995	Hospira *	107,223,233
	2,155,100	Quest Diagnostics	131,676,610
	1,592,300	Varian Medical Systems *	130,807,445
			534,899,190

		Industrials – 14.99%
	3,298,500	AGCO	160,669,935
	2,035,000	Con-way	100,427,250
	708,244	ManpowerGroup	55,165,125
	5,630,300	Owens Corning	191,711,715
	3,759,710	Polypore International *	162,043,501
	3,691,700	Werner Enterprises	90,741,986
	3,640,800	Xylem	128,483,832
			889,243,344

		Information Technology – 27.64%
	2,469,800	Akamai Technologies *	145,767,596
	2,683,800	Citrix Systems *	181,773,774
	2,786,700	Cree *	131,615,841
	715,100	FactSet Research Systems	85,904,963
	382,600	First Solar *	24,145,886
	177,100	Harris	12,090,617
	3,653,148	Itron *	131,440,265
	7,540,200	Jabil Circuit	150,502,392
	7,390,200	Juniper Networks *	173,965,308
	1,541,200	Lexmark International, Class A	74,023,836
	10,233,600	Nuance Communications *	186,046,848
	5,723,000	NVIDIA	100,152,500
	3,727,700	Teradata *	157,159,832
	3,978,518	Unisys *	84,702,648
			1,639,292,306

		Materials – 6.80%
	5,267,300	Alcoa	86,331,047
	1,121,900	FMC	73,170,318
	12,947,500	Gerdau SA, SP ADR	76,131,300
	5,002,700	United States Steel	167,540,423
			403,173,088

		Total Common Stocks
		(Cost $4,482,004,827)	5,623,873,642

INVESTMENT COMPANIES – 5.12%
	214,993,916	BlackRock Liquidity Funds
		TempCash Portfolio	214,993,916
	88,636,135	BlackRock Liquidity Funds
		TempFund Portfolio	88,636,135

		Total Investment Companies
		(Cost $303,630,051)	303,630,051

Total Investments – 99.94% (Cost $4,785,634,878)**			5,927,503,693
Net Other Assets and Liabilities – 0.06%			3,814,281
Net Assets – 100.00%			$5,931,317,974

See accompanying Notes to Schedule of Investments.

11

Aston Funds

ASTON/Fairpointe Mid Cap Fund	July 31, 2014
Schedule of Investments (unaudited) – continued

*	Non-income producing security.
**	At July 31, 2014, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$1,271,601,171
	Gross unrealized depreciation	(129,732,356)
	Net unrealized appreciation	$1,141,868,815

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

12

Aston Funds

ASTON/Montag & Caldwell Mid Cap Growth Fund	July 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

Shares			Market Value

COMMON STOCKS – 96.04%
		Consumer Discretionary – 25.78%
	3,500	BorgWarner	$217,875
	4,930	Dollar Tree *	268,537
	6,270	Dunkin’ Brands Group	268,732
	2,560	Harman International Industries	277,888
	9,760	LKQ *	255,273
	3,640	Marriott International, Class A	235,544
	2,140	Michael Kors Holdings (Hong Kong) *	174,367
	1,540	O’Reilly Automotive *	231,000
	958	Panera Bread, Class A *	141,113
	2,040	PVH	224,767
	974	Ralph Lauren	151,808
	3,830	Ross Stores	246,652
	2,210	Tractor Supply	137,396
			2,830,952

		Consumer Staples – 5.91%
	2,980	Church & Dwight	191,256
	2,690	Mead Johnson Nutrition	245,974
	3,310	Monster Beverage *	211,708
			648,938

		Energy – 3.39%
	975	Core Laboratories (Netherlands)	142,769
	3,390	Oceaneering International	230,215
			372,984

		Financials – 8.06%
	3,600	First Republic Bank	168,192
	1,206	IntercontinentalExchange	231,817
	5,080	Raymond James Financial	258,826
	1,980	Signature Bank New York NY *	226,492
			885,327

		Healthcare – 13.85%
	2,500	AmerisourceBergen	192,275
	717	Cooper Companies	115,351
	1,920	Henry Schein *	223,200
	1,260	IDEXX Laboratories *	156,845
	4,080	MEDNAX *	241,454
	1,807	Perrigo (Ireland)	271,863
	2,540	Quintiles Transnational Holdings *	139,522
	3,490	ResMed	180,573
			1,521,083

		Industrials – 22.84%
	5,495	AMETEK	267,552
	3,210	Copart *	107,150
	6,040	Donaldson	234,292
	4,590	Fastenal	203,566
	1,920	IHS, Class A *	252,230
	2,610	J.B. Hunt Transport Services	201,649
	5,110	Robert Half International	248,602
	1,120	Roper Industries	161,358
	2,840	Stericycle *	334,126
	3,410	Verisk Analytics, Class A *	204,736
	3,640	Wabtec	293,675
			2,508,936

		Information Technology – 16.21%
	2,070	Amphenol, Class A	199,072
	1,720	ANSYS *	132,337
	2,410	F5 Networks *	271,342
	2,530	FactSet Research Systems	303,929
	7,220	Juniper Networks *	169,959
	3,670	Trimble Navigation *	113,403
	3,080	WEX *	332,394
	6,260	Xilinx	257,474
			1,779,910

		Total Common Stocks
		(Cost $9,020,335)	10,548,130

INVESTMENT COMPANY – 4.07%
	446,538	BlackRock Liquidity Funds TempFund Portfolio	446,538

		Total Investment Company
		(Cost $446,538)	446,538

Total Investments – 100.11% (Cost $9,466,873)**			10,994,668
Net Other Assets and Liabilities – (0.11)%			(12,255)
Net Assets – 100.00%			$10,982,413

*	Non-income producing security.
**	At July 31, 2014, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$1,583,590
	Gross unrealized depreciation	(55,795)
	Net unrealized appreciation	$1,527,795

See accompanying Notes to Schedule of Investments.

13

Aston Funds

ASTON/LMCG Small Cap Growth Fund	July 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

Shares			Market Value

COMMON STOCKS – 97.36%
		Consumer Discretionary – 20.42%
	13,851	Brunswick	$558,611
	4,828	Burlington Stores *	158,020
	13,694	Del Frisco’s Restaurant Group *	291,956
	9,140	Hibbett Sports *	456,177
	8,140	Lithia Motors, Class A	723,239
	8,077	Nexstar Broadcasting Group, Class A	376,307
	107,776	Office Depot *	539,958
	36,186	Papa Murphy’s Holdings *	298,173
	18,424	Red Robin Gourmet Burgers *	1,185,769
	44,710	SeaWorld Entertainment	1,245,174
	9,373	Shutterfly *	462,276
	13,309	Sinclair Broadcast Group, Class A	430,014
	28,638	Sotheby’s	1,135,497
	5,765	Vitamin Shoppe *	245,877
			8,107,048

		Consumer Staples – 0.83%
	48,999	Rite Aid *	327,803

		Energy – 2.94%
	2,189	Clayton Williams Energy *	232,931
	15,518	Goodrich Petroleum *	298,877
	5,635	Gulfport Energy *	300,965
	56,109	Halcon Resources *	333,849
			1,166,622

		Financials – 2.06%
	5,762	Financial Engines	224,430
	57,736	WisdomTree Investments *	592,371
			816,801

		Healthcare – 21.26%
	9,015	Acadia Pharmaceuticals *	182,734
	8,283	Align Technology *	449,021
	7,721	Alnylam Pharmaceuticals *	417,320
	10,143	Amsurg *	484,430
	2,634	athenahealth *	327,670
	29,128	Community Health Systems *	1,389,406
	10,965	ICON PLC (Ireland) *	567,987
	1,187	Intercept Pharmaceuticals *	275,811
	11,126	InterMune *	488,098
	7,217	Isis Pharmaceuticals *	223,655
	4,800	Medidata Solutions *	215,232
	261,238	Merge Healthcare *	642,645
	13,488	NPS Pharmaceuticals *	376,855
	24,686	PAREXEL International *	1,322,182
	31,566	Premier, Class A *	893,318
	835	Puma Biotechnology *	185,136
			8,441,500

		Industrials – 15.77%
	3,695	Acuity Brands	396,363
	6,989	Advisory Board *	350,428
	24,007	Continental Building Products *	316,652
	15,613	Generac Holdings *	677,604
	8,163	Herman Miller	238,686
	16,768	Hexcel *	624,608
	45,205	Kelly Services, Class A	720,568
	63,974	Kforce	1,272,443
	17,566	Korn/Ferry International *	516,792
	10,687	Trex *	300,839
	8,566	Woodward	427,957
	13,614	XPO Logistics *	420,536
			6,263,476

		Information Technology – 29.85%
	21,405	Aruba Networks *	382,293
	32,160	Cardtronics *	1,240,090
	2,335	CoStar Group *	335,610
	22,639	Dealertrack Technologies *	850,547
	36,238	ExlService Holdings *	1,016,476
	11,374	Fleetmatics Group PLC (Ireland) *	359,305
	30,977	Global Eagle Entertainment *	315,965
	25,490	Heartland Payment Systems	1,210,775
	246,696	Internap Network Services *	1,778,678
	26,173	MAXIMUS	1,082,515
	17,315	SciQuest *	266,478
	40,076	Synchronoss Technologies *	1,619,471
	3,634	Tableau Software, Class A *	236,210
	4,304	Ultimate Software Group *	580,653
	28,692	WNS Holdings, ADR *	578,144
			11,853,210

		Materials – 2.82%
	39,854	Boise Cascade *	1,121,890

		Telecommunication Services – 1.41%
	16,150	Cogent Communications Group	560,567

		Total Common Stocks
		(Cost $37,756,634)	38,658,917

See accompanying Notes to Schedule of Investments.

14

Aston Funds

ASTON/LMCG Small Cap Growth Fund	July 31, 2014
Schedule of Investments (unaudited) – continued

Shares			Market Value

WARRANTS – 0%
		Energy – 0.00%
	11,820	Magnum Hunter Resources, Strike Price $8.50, Expiration 04/15/16	$0

		Total Warrants
		(Cost $–)	0

INVESTMENT COMPANY – 2.93%
	1,162,642	BlackRock Liquidity Funds TempCash Portfolio	1,162,642

		Total Investment Company (Cost $1,162,642)	1,162,642
Total Investments – 100.29%
(Cost $38,919,276)**			39,821,559
Net Other Assets and Liabilities – (0.29)%.			(113,715)
Net Assets – 100.00%			$39,707,844

*	Non-income producing security.
**	At July 31, 2014, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$2,668,869
	Gross unrealized depreciation	(1,766,586)
	Net unrealized appreciation	$902,283

ADR	American Depositary Receipt

See accompanying Notes to Schedule of Investments.

15

Aston Funds

ASTON/Silvercrest Small Cap Fund	July 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 99.36%
	Consumer Discretionary – 5.61%
36,310	Hillenbrand	$1,091,117
47,130	La-Z-Boy	991,615
10,550	Lithia Motors, Class A	937,368
		3,020,100

	Consumer Staples – 3.99%
10,284	J & J Snack Foods	926,486
13,994	Lancaster Colony	1,222,376
		2,148,862

	Energy – 7.09%
17,220	Bonanza Creek Energy *	965,353
32,350	Forum Energy Technologies *	1,076,932
33,720	Matador Resources *	911,789
16,939	Rosetta Resources *	865,075
		3,819,149

	Financials – 23.33%
37,120	BancorpSouth	774,694
33,450	Bank of the Ozarks	1,029,257
66,870	CVB Financial	1,022,442
19,838	EastGroup Properties, REIT	1,237,098
49,534	Horace Mann Educators	1,419,149
12,479	Iberiabank	818,747
34,493	Independent Bank/Rockland MA	1,259,339
13,634	Mid-America Apartment Communities, REIT	953,289
26,270	PacWest Bancorp	1,094,671
36,560	Pebblebrook Hotel Trust, REIT	1,330,784
52,340	Physicians Realty Trust, REIT	736,947
19,490	Stifel Financial *	892,447
		12,568,864

	Healthcare – 11.21%
12,677	Analogic	911,603
32,740	Cambrex *	689,832
20,360	Greatbatch *	1,008,024
15,924	ICU Medical *	927,573
20,670	Integra LifeSciences Holdings *	980,171
19,840	STERIS	1,009,459
12,636	West Pharmaceutical Services	514,917
		6,041,579

	Industrials – 21.74%
33,665	Altra Holdings	1,055,398
20,483	Applied Industrial Technologies	992,606
18,760	Beacon Roofing Supply *	518,526
94,650	CBIZ *	772,344
22,536	EMCOR Group	922,398
29,570	EnerNOC *	529,894
53,880	Knoll	905,723
19,409	MSA Safety	1,004,998
12,540	Standex International	827,013
24,950	United Stationers	962,571
32,759	US Ecology	1,482,672
17,300	Watts Water Technologies, Class A	1,011,358
38,300	Wesco Aircraft Holdings *	725,785
		11,711,286

	Information Technology – 15.01%
56,507	ACI Worldwide *	1,058,941
84,110	Entegris *	966,424
8,807	FEI	674,616
14,875	Littelfuse	1,292,935
57,220	M/A-COM Technology Solutions Holdings *	1,138,678
42,880	Mentor Graphics	846,880
32,495	MKS Instruments	1,032,691
73,030	Vishay Intertechnology	1,075,732
		8,086,897

	Materials – 4.85%
17,642	HB Fuller	787,715
45,303	PH Glatfelter	1,078,211
14,199	Sensient Technologies	745,448
		2,611,374

	Utilities – 6.53%
24,353	MGE Energy	916,160
23,330	ONE Gas	839,880
25,539	Portland General Electric	815,460
26,883	UIL Holdings	943,862
		3,515,362

	Total Common Stocks (Cost $50,616,071)	53,523,473

See accompanying Notes to Schedule of Investments.

16

Aston Funds

ASTON/Silvercrest Small Cap Fund	July 31, 2014
Schedule of Investments (unaudited) – continued

Shares			Market Value

INVESTMENT COMPANY – 1.19%
	641,714	BlackRock Liquidity Funds TempCash Portfolio	$641,714

		Total Investment Company (Cost $641,714)	641,714
Total Investments – 100.55% (Cost $51,257,785)**			54,165,187
Net Other Assets and Liabilities – (0.55)%			(298,199)
Net Assets – 100.00%			$53,866,988

*	Non-income producing security.
**	At July 31, 2014 cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$3,932,075
Gross unrealized depreciation	(1,024,673)
Net unrealized appreciation	$2,907,402

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

17

Aston Funds

ASTON/TAMRO Small Cap Fund	July 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

Shares			Market Value

COMMON STOCKS – 99.71%
		Consumer Discretionary – 15.27%
	84,633	Bally Technologies *	$5,092,368
	541,386	Five Below *	19,825,555
	404,648	Francesca’s Holdings *	5,171,401
	453,379	Grand Canyon Education *	19,495,297
	440,890	Monro Muffler Brake	22,392,803
	364,906	Pool	19,982,253
	309,230	Red Robin Gourmet Burgers *	19,902,043
	205,716	Steven Madden *	6,552,055
	257,647	Strayer Education *	13,351,266
	798,016	Texas Roadhouse	19,854,638
			151,619,679

		Consumer Staples – 8.08%
	377,786	Diamond Foods *	10,147,332
	146,285	Sanderson Farms	13,325,101
	556,183	Tootsie Roll Industries (a)	14,644,298
	232,512	TreeHouse Foods *	17,089,632
	427,301	United Natural Foods *	25,048,385
			80,254,748

		Energy – 5.76%
	376,585	Carrizo Oil & Gas *	23,126,085
	97,384	Geospace Technologies *	3,918,732
	180,230	SEACOR Holdings *	13,690,271
	260,026	Unit *	16,472,647
			57,207,735

		Financials – 21.39%
	879,400	Bank of the Ozarks	27,059,138
	258,076	BofI Holding *	19,249,889
	772,998	Colony Financial, REIT	17,121,906
	373,950	First Cash Financial Services *	21,094,519
	1,012,546	FirstMerit	17,820,810
	819,250	Glacier Bancorp	21,693,740
	389,460	Greenhill	17,825,584
	320,860	Hanover Insurance Group (The)	18,548,917
	559,330	LaSalle Hotel Properties, REIT	19,459,091
	433,959	Stifel Financial *	19,870,983
	156,356	World Acceptance *	12,677,344
			212,421,921

		Healthcare – 12.59%
	252,251	Analogic	18,139,369
	402,393	Auxilium Pharmaceuticals *	8,055,908
	904,504	Bruker *	20,559,376
	442,756	Cepheid *	16,665,336
	128,126	Clovis Oncology *	4,670,193
	709,785	DexCom *	26,744,699
	1,063,127	HMS Holdings *	19,572,168
	174,655	Ligand Pharmaceuticals *	8,587,786
	158,396	Tandem Diabetes Care *	1,978,366
			124,973,201

		Industrials – 20.91%
	411,447	Advisory Board *	20,629,953
	248,014	Applied Industrial Technologies	12,018,758
	546,343	Barnes Group	18,712,248
	220,780	Corporate Executive Board	13,703,815
	411,029	Franklin Electric	15,064,213
	1,247,796	Hawaiian Holdings *	17,381,798
	359,214	Landstar System	23,754,822
	348,620	Polypore International *	15,025,522
	274,026	Proto Labs *	22,196,106
	300,772	Simpson Manufacturing	9,146,476
	733,497	TrueBlue *	19,797,084
	1,484,087	Wabash National *	20,198,424
			207,629,219

		Information Technology – 15.12%
	561,916	Cardtronics *	21,667,481
	449,225	Cavium *	20,956,346
	252,803	CommVault Systems *	12,139,600
	275,246	Diodes *	7,018,773
	133,900	Itron *	4,817,722
	571,263	Manhattan Associates *	16,772,282
	308,758	Microsemi *	7,404,017
	262,177	Synaptics *	18,937,045
	238,595	Tyler Technologies *	21,647,724
	561,595	VeriFone Systems *	18,819,048
			150,180,038

		Materials – 0.59%
	282,079	Kraton Performance Polymers *	5,813,648

		Total Common Stocks (Cost $781,002,671)	990,100,189

See accompanying Notes to Schedule of Investments.

18

Aston Funds

ASTON/TAMRO Small Cap Fund	July 31, 2014
Schedule of Investments (unaudited) – continued

Shares			Market Value

INVESTMENT COMPANIES – 0.57%
	5,683,468	BlackRock Liquidity Funds TempCash Portfolio	$5,683,468

		Total Investment Companies (Cost $5,683,468)	5,683,468
Total Investments – 100.28% (Cost $786,686,139)**			995,783,657
Net Other Assets and Liabilities – (0.28)%			(2,815,118)
Net Assets – 100.00%			$992,968,539

*	Non-income producing security.
**	At July 31, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$244,608,780
Gross unrealized depreciation	(35,511,262)
Net unrealized appreciation	$209,097,518

(a)	This security has been determined by the Subadviser to be an illiquid security. At July 31, 2014, this security amounted to $14,644,298 or 1.47% of net assets.

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

19

Aston Funds

ASTON/River Road Select Value Fund	July 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 98.03%
	Consumer Discretionary – 18.26%
88,300	Abercrombie & Fitch, Class A	$3,473,720
290,070	Ascena Retail Group *	4,658,524
49,500	Ascent Capital Group, Class A *	3,068,010
64,330	Bob Evans Farms	3,056,318
52,150	Children’s Place Retail Stores	2,617,930
181,470	Francesca’s Holdings *	2,319,187
113,270	International Speedway, Class A	3,434,346
31,710	Madison Square Garden, Class A *	1,881,671
59,730	Outerwall *	3,286,345
57,370	PetSmart	3,909,192
167,990	Stage Stores	3,027,180
40,787	Tribune Publishing *	857,751
		35,590,174

	Consumer Staples – 1.50%
45,763	Ingles Markets, Class A	1,122,108
76,970	Village Super Market, Class A	1,810,334
		2,932,442

	Energy – 8.47%
207,910	Denbury Resources	3,524,074
141,383	Evolution Petroleum	1,500,074
385,699	Miller Energy Resources *	1,886,068
77,038	Nuverra Environmental Solutions (Canada) *	1,434,448
175,530	Ocean Rig UDW (Cyprus)	3,066,509
208,780	TETRA Technologies *	2,298,668
185,774	Vaalco Energy *	1,281,841
74,160	WPX Energy *	1,525,471
		16,517,153
	Financials – 15.42%
8,125	Alleghany *	3,362,531
80,574	Capital Southwest	2,823,313
106,720	Dime Community Bancshares	1,613,606
46,391	FNFV Group *	758,957
147,120	Forest City Enterprises, Class A *	2,820,290
105,404	Geo Group, REIT	3,626,952
116,820	Hilltop Holdings *	2,394,810
23,800	Navigators Group *	1,447,040
147,130	PICO Holdings *	3,258,930
13,125	White Mountains Insurance Group (Bermuda)	7,939,444
		30,045,873

	Healthcare – 7.01%
25,078	Bio-Rad Laboratories, Class A *	2,883,719
48,169	Ensign Group	1,586,205
18,090	ICU Medical *	1,053,743
115,885	Myriad Genetics *	4,183,449
119,540	Owens & Minor	3,955,579
		13,662,695

	Industrials – 22.57%
201,710	ADT	7,019,508
336,770	Air Transport Services Group *	2,583,026
124,300	Aircastle (Bermuda)	2,231,185
167,904	Brink’s	4,506,543
60,580	Cubic	2,657,039
63,790	Forward Air	2,855,878
111,839	GenCorp *	1,985,142
110,470	Insperity	3,525,098
91,243	Marten Transport	1,846,758
122,890	Progressive Waste Solutions (Canada)	3,084,539
134,630	SP Plus *	2,638,748
45,160	UniFirst	4,390,004
199,960	UTI Worldwide (British Virgin Islands) *	1,891,622
112,800	Werner Enterprises	2,772,624
		43,987,714

	Information Technology – 14.17%
175,138	Blackhawk Network Holdings *	4,963,411
184,629	Convergys	3,579,956
179,670	CSG Systems International	4,678,607
5,290	DST Systems	476,470
28,600	j2 Global	1,399,112
69,820	Knowles *	2,030,366
124,434	NeuStar, Class A *	3,466,731
181,719	Rovi *	4,246,773
134,120	Sykes Enterprises *	2,776,284
		27,617,710
	Materials – 4.59%
148,990	American Vanguard	1,890,683
32,050	AptarGroup	1,958,255
24,520	Innophos Holdings	1,481,744

See accompanying Notes to Schedule of Investments.

20

Aston Funds

ASTON/River Road Select Value Fund	July 31, 2014
Schedule of Investments (unaudited) – continued

Shares		Market Value

	Materials (continued)
116,730	Intrepid Potash *	$1,728,771
86,961	Kraton Performance Polymers *	1,792,266
4,926	Myers Industries	91,032
		8,942,751

	Telecommunication Services – 3.70%
32,650	Atlantic Tele-Network	1,910,352
131,590	NTELOS Holdings	1,584,344
148,150	Telephone & Data Systems	3,703,750
		7,198,446

	Utilities – 2.34%
66,050	National Fuel Gas	4,551,506

	Total Common Stocks
	(Cost $176,621,422)	191,046,464

INVESTMENT COMPANY – 2.71%
5,290,135	BlackRock Liquidity Funds TempCash Portfolio	5,290,135

	Total Investment Company
	(Cost $5,290,135)	5,290,135
Total Investments – 100.74%
(Cost $181,911,557)**		196,336,599
Net Other Assets and Liabilities – (0.74)%		(1,446,029)
Net Assets – 100.00%		$194,890,570

*	Non-income producing security.
**	At July 31, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$21,215,886
Gross unrealized depreciation	(6,790,844)
Net unrealized appreciation	$14,425,042

REIT    Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

21

Aston Funds

ASTON/River Road Small Cap Value Fund	July 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 90.63%
	Consumer Discretionary – 16.48%
124,220	Abercrombie & Fitch, Class A	$4,886,815
386,428	Ascena Retail Group *	6,206,034
74,544	Ascent Capital Group, Class A *	4,620,237
90,180	Bob Evans Farms	4,284,452
78,950	Children’s Place Retail Stores	3,963,290
246,888	Francesca’s Holdings *	3,155,229
161,370	International Speedway, Class A	4,892,738
177,472	Monarch Casino & Resort *	2,214,851
84,170	Outerwall *	4,631,033
204,440	Pep Boys - Manny, Moe, & Jack *	2,162,975
188,670	Stage Stores	3,399,833
57,580	Tribune Publishing *	1,210,907
		45,628,394

	Consumer Staples – 3.27%
27,300	Industrias Bachoco, SP ADR (Mexico)	1,450,722
178,369	Ingles Markets, Class A	4,373,608
137,281	Village Super Market, Class A	3,228,849
		9,053,179

	Energy – 8.44%
573,483	Evolution Petroleum	6,084,655
682,488	Miller Energy Resources *	3,337,366
106,141	Nuverra Environmental Solutions *	1,976,345
216,600	Ocean Rig UDW (Cyprus)	3,784,002
76,404	PHI *	3,014,138
280,429	TETRA Technologies *	3,087,523
299,515	Vaalco Energy *	2,066,654
		23,350,683

	Financials – 14.61%
71,970	1st Source	2,043,228
134,334	Capital Southwest	4,707,063
188,092	Dime Community Bancshares	2,843,951
11,615	First Citizens BancShares, Class A	2,582,595
65,492	FNFV Group *	1,071,449
139,385	Geo Group, REIT	4,796,238
166,120	Hilltop Holdings *	3,405,460
40,397	Navigators Group *	2,456,138
210,335	PICO Holdings *	4,658,920
25,628	Tompkins Financial	1,139,933
17,768	White Mountains Insurance Group (Bermuda)	10,748,041
		40,453,016

	Healthcare – 5.11%
64,548	Ensign Group	2,125,566
27,319	ICU Medical *	1,591,332
146,952	Myriad Genetics *	5,304,967
154,490	Owens & Minor	5,112,074
		14,133,939

	Industrials – 18.79%
502,189	Air Transport Services Group *	3,851,790
170,850	Aircastle (Bermuda)	3,066,758
227,064	Brink’s	6,094,398
97,887	Cubic	4,293,324
76,920	Forward Air	3,443,708
157,857	GenCorp *	2,801,962
137,718	Insperity	4,394,581
139,909	Marten Transport	2,831,758
182,580	Progressive Waste Solutions (Canada)	4,582,758
194,073	SP Plus *	3,803,831
62,813	UniFirst	6,106,052
299,890	UTI Worldwide (British Virgin Islands) *	2,836,959
159,210	Werner Enterprises	3,913,382
		52,021,261

	Information Technology – 16.31%
236,021	Blackhawk Network Holdings *	6,688,835
127,985	Computer Services (a)	4,485,874
279,160	Convergys	5,412,912
253,120	CSG Systems International	6,591,245
14,157	DST Systems	1,275,121
162,743	Electro Rent	2,481,831
98,680	Knowles *	2,869,614
186,330	NeuStar, Class A *	5,191,154
244,970	Rovi *	5,724,949
214,113	Sykes Enterprises *	4,432,139
		45,153,674

	Materials – 3.91%
221,240	American Vanguard	2,807,536
39,490	Innophos Holdings	2,386,381
155,280	Intrepid Potash *	2,299,697
155,700	Kraton Performance Polymers *	3,208,977
6,939	Myers Industries	128,233
		10,830,824

See accompanying Notes to Schedule of Investments.

22

Aston Funds

ASTON/River Road Small Cap Value Fund	July 31, 2014
Schedule of Investments (unaudited) – continued

Shares		Market Value
	Telecommunication Services – 3.71%
47,120	Atlantic Tele-Network	$2,756,991
176,421	NTELOS Holdings	2,124,109
215,050	Telephone & Data Systems	5,376,250
		10,257,350

	Total Common Stocks (Cost $206,575,198)	250,882,320

INVESTMENT COMPANY – 8.59%
23,761,922	BlackRock Liquidity Funds TempFund Portfolio	23,761,922

	Total Investment Company (Cost $23,761,922)	23,761,922

Total Investments – 99.22%
(Cost $230,337,120)**		274,644,242
Net Other Assets and Liabilities – 0.78%		2,164,439
Net Assets – 100.00%		$276,808,681

*	Non-income producing security.
**	At July 31, 2014, cost is identical for book and Federal income tax purposes.
(a)	This security has been determined by the Subadviser to be an illiquid security. At July 31, 2014, this security amounted to$4,485,874 or 1.62% of net assets.

Gross unrealized appreciation	$51,591,862
Gross unrealized depreciation	(7,284,740)
Net unrealized appreciation	$44,307,122

REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

23

Aston Funds

ASTON/River Road Independent Value Fund	July 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

		Market
Shares		Value

COMMON STOCKS – 24.91%
	Consumer Staples – 0.05%
47,760	Cott (Canada)	$328,111

	Energy – 3.04%
93,271	Contango Oil & Gas *	3,752,292
268,559	QEP Resources	8,875,875
435,253	WPX Energy *	8,953,154
		21,581,321

	Financials – 0.49%
139,978	Baldwin & Lyons, Class B	3,457,457

	Healthcare – 0.38%
81,601	Owens & Minor	2,700,177

	Industrials – 0.85%
163,712	FTI Consulting *	6,050,796

	Information Technology – 8.21%
190,395	Benchmark Electronics *	4,598,039
531,589	Convergys	10,307,511
455,494	CSG Systems International	11,861,064
266,955	EPIQ Systems	3,849,491
134,045	Mantech International, Class A	3,619,215
1,165,616	Sykes Enterprises *	24,128,251
		58,363,571

	Materials – 11.09%
182,457	American Vanguard	2,315,379
6,033,507	AuRico Gold (Canada)	24,737,378
2,677,227	New Gold (Canada) *	16,438,174
1,770,423	Pan American Silver (Canada)	25,989,810
1,020,008	Silver Standard Resources (Canada) *	9,363,674
		78,844,415
	Utilities – 0.80%
233,657	Empire District Electric	5,726,933

	Total Common Stocks (Cost $153,923,850)	177,052,781

INVESTMENT COMPANY – 74.76%
531,230,269	BlackRock Liquidity Funds Treasury Trust Fund Portfolio	531,230,269

	Total Investment Company (Cost $531,230,269)	531,230,269
Total Investments – 99.67% (Cost $685,154,119)**		708,283,050
Net Other Assets and Liabilities – 0.33%		2,314,788
Net Assets – 100.00%		$710,597,838

*	Non-income producing security.
**	At July 31, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$24,465,909
Gross unrealized depreciation	(1,336,978)
Net unrealized appreciation	$23,128,931

See accompanying Notes to Schedule of Investments.

24

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

		Market
Par Value		Value

CORPORATE NOTES AND BONDS – 33.01%
	Consumer Discretionary – 1.68%
$45,000	American Axle & Manufacturing 6.625%, 10/15/22	$48,712
200,000	Automotores Gildemeister SA (Chile) 8.250%, 05/24/21	130,000
115,000	Cinemark USA 7.375%, 06/15/21	125,063
80,000	DIRECTV Holdings 4.450%, 04/01/24	83,913
125,000	Ford Motor Senior Unsecured Notes 7.450%, 07/16/31	165,582
115,000	Goodyear Tire & Rubber 7.000%, 05/15/22	125,350
115,000	Gray Television 7.500%, 10/01/20	120,894
600,000	Grupo Idesa SA de CV (Mexico) 7.875%, 12/18/20 (a)	642,000
50,000	InRetail Shopping Malls (Peru) 6.500%, 07/09/21 (a)	52,250
85,000	Macy’s Retail Holdings 2.875%, 02/15/23	81,669
80,000	Mattel Senior Unsecured Notes 2.500%, 11/01/16	82,468
115,000	MGM Resorts International 6.625%, 12/15/21	124,488
30,000	NCL (Bermuda) 5.000%, 02/15/18	30,750
120,000	Regal Entertainment Group Senior Unsecured Notes 5.750%, 03/15/22	123,000
45,000	Sally Holdings 5.750%, 06/01/22	47,025
50,000	Smithfield Foods Senior Unsecured Notes 5.875%, 08/01/21 (a)	52,625
90,000	Teva Pharmaceutical Finance Co BV (Cook Islands) 2.950%, 12/18/22	86,381
65,000	Wynn Las Vegas Senior Unsecured Notes 7.750%, 08/15/20	70,363
		2,192,533

	Consumer Staples – 3.09%
200,000	Ajecorp BV (Netherlands) 6.500%, 05/14/22	187,100
175,000	Altria Group 2.850%, 08/09/22	167,487
150,000	Camposol SA (Peru) 9.875%, 02/02/17 (a)	157,875
85,000	Coca-Cola Senior Unsecured Notes 1.800%, 09/01/16	86,865
400,000	Corp Azucarera del Peru SA (Peru) 6.375%, 08/02/22	374,000
	Corp Pesquera Inca SAC (Peru)
100,000	9.000%, 02/10/17 (a)	96,720
200,000	9.000%, 02/10/17	193,440
85,000	Diageo Capital (United Kingdom) 1.500%, 05/11/17	85,729
125,000	Glencore Funding 3.125%, 04/29/19 (a)	126,906
50,000	HJ Heinz Secured Notes 4.250%, 10/15/20	49,750
63,000	Kellogg Senior Unsecured Notes 7.450%, 04/01/31	82,521
125,000	Kroger Senior Unsecured Notes 3.400%, 04/15/22	126,244
200,000	Maestro Peru SA 6.750%, 09/26/19	192,000
500,000	Marfrig Holding Europe BV (Netherlands) 6.875%, 06/24/19 (a)	501,250
	Minerva Luxembourg SA (Luxembourg)
400,000	7.750%, 01/31/23	429,500
300,000	8.750%, 12/29/49 (a) (b)	313,500
115,000	Post Holdings 7.375%, 02/15/22	121,613
120,000	Revlon Consumer Products 5.750%, 02/15/21	122,400
120,000	Reynolds Group Issuer Senior Secured Notes 5.750%, 10/15/20	122,700
120,000	Safway Group Holding Secured Notes 7.000%, 05/15/18 (a)	126,300
50,000	Service Corp International Senior Unsecured Notes 5.375%, 01/15/22	50,875
160,000	Tyson Foods 4.500%, 06/15/22	168,550

See accompanying Notes to Schedule of Investments.

25

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2014
Schedule of Investments (unaudited) – continued

		Market
Par Value		Value
	Consumer Staples (continued)
	Wal-Mart Stores Senior Unsecured Notes
$20,000	3.250%, 10/25/20	$20,922
145,000	3.300%, 04/22/24	145,664
		4,049,911

	Energy – 2.70%
105,000	Athlon Holdings 7.375%, 04/15/21 (a)	112,349
130,000	Atlas Pipeline Partners 4.750%, 11/15/21	123,500
90,000	BP Capital Markets (United Kingdom) 2.500%, 11/06/22	85,534
60,000	ConocoPhillips 6.500%, 02/01/39	79,446
140,000	Delek & Avner Tamar Bond (Israel) Senior Secured Notes 5.412%, 12/30/25 (a)	141,663
145,000	Devon Energy Senior Unsecured Notes 6.300%, 01/15/19	169,392
80,000	Ecolab Senior Unsecured Notes 3.000%, 12/08/16	83,539
50,000	Ecopetrol SA (Colombia) Senior Unsecured Notes 5.875%, 05/28/45	52,500
110,000	Energy XXI Gulf Coast 7.500%, 12/15/21	115,500
70,000	Halliburton Senior Unsecured Notes 6.150%, 09/15/19	82,974
50,000	Hilcorp Energy I Senior Unsecured Notes 5.000%, 12/01/24 (a)	49,438
70,000	Kinder Morgan Energy Partners Senior Unsecured Notes 6.950%, 01/15/38	84,986
130,000	Memorial Production Partners Senior Unsecured Notes 6.875%, 08/01/22 (a)	126,181
45,000	Newfield Exploration Senior Unsecured Notes 5.750%, 01/30/22	49,275
45,000	Oasis Petroleum 6.875%, 03/15/22 (a)	48,938
71,000	ONEOK Partners 6.125%, 02/01/41	82,561
750,000	Pacific Rubiales Energy (Canada) 5.125%, 03/28/23	742,500
140,000	Petroleos Mexicanos (Mexico) 6.625%, 06/15/35	166,362
70,000	Phillips 66 5.875%, 05/01/42	82,570
133,000	Plains Exploration & Production 6.500%, 11/15/20	148,295
500,000	Reliance Industries (India) Senior Unsecured Notes 5.875%, 02/28/49	491,875
120,000	Sanchez Energy 6.125%, 01/15/23 (a)	120,000
40,000	SM Energy Senior Unsecured Notes 5.000%, 01/15/24	39,600
50,000	Southern Star Central Senior Unsecured Notes 5.125%, 07/15/22 (a)	50,125
80,000	TransCanada PipeLines (Canada) Senior Unsecured Notes 4.625%, 03/01/34	84,085
120,000	Ultra Petroleum (Canada) Senior Unsecured Notes 5.750%, 12/15/18 (a)	125,100
		3,538,288

	Financials – 8.88%
	Agromercantil Senior Trust (Cayman Islands)
400,000	6.250%, 04/10/19 (a)	419,000
300,000	6.250%, 04/10/19	314,250
	American Express Credit Senior Unsecured Notes
25,000	2.125%, 07/27/18	25,284
145,000	2.125%, 03/18/19	144,798
150,000	Australia & New Zealand Banking Group (Australia) Senior Unsecured Notes 4.875%, 01/12/21 (a)	168,416
	Banco de Bogota SA (Colombia)
200,000	5.375%, 02/19/23 (a)	206,500
400,000	5.375%, 02/19/23	413,000
400,000	Banco do Brasil SA/Cayman Islands ((Brazil)) 8.500%, 10/29/49 (b)	446,000
500,000	Banco do Brasil SA/Cayman Islands (Brazil) 9.000%, 06/29/49 (a) (b)	486,350
250,000	Banco GNB Sudameris SA (Colombia) 7.500%, 07/30/22	271,250
200,000	Banco Inbursa SA Institucion de Banca Multiple (Mexico) Senior Unsecured Notes 4.125%, 06/06/24 (a)	194,000
	Banco Internacional del Peru SAA (Peru)
200,000	6.625%, 03/19/29 (a) (b)	214,440
300,000	8.500%, 04/23/70 (b)	333,261
200,000	Banco Nacional de Costa Rica (Costa Rica) Senior Unsecured Notes 6.250%, 11/01/23	206,000
	Banco Regional SAECA (Paraguay) Senior Unsecured Notes
450,000	8.125%, 01/24/19	499,500
150,000	8.125%, 01/24/19 (a)	166,500
170,000	Bank of Montreal (Canada) Senior Unsecured Notes 1.400%, 09/11/17	169,775

See accompanying Notes to Schedule of Investments.

26

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2014
Schedule of Investments (unaudited) – continued

		Market
Par Value		Value

	Financials (continued)
$150,000	Bantrab Senior Trust (Cayman Islands) Senior Secured Notes 9.000%, 11/14/20	$157,905
85,000	BB&T Senior Unsecured Notes 2.250%, 02/01/19	85,529
80,000	Boston Properties Senior Unsecured Notes, REIT 4.125%, 05/15/21	85,362
	Cementos Progreso Trust (Cayman Islands)
300,000	7.125%, 11/06/23 (a)	324,000
200,000	7.125%, 11/06/23	216,000
200,000	CIMPOR Financial Operations BV (Netherlands) 5.750%, 07/17/24 (a)	197,750
50,000	CIT Group Senior Unsecured Notes 5.000%, 08/15/22	51,813
	Comcel Trust (Cayman Islands)
400,000	6.875%, 02/06/24	431,000
300,000	6.875%, 02/06/24 (a)	323,250
200,000	Corp Financiera de Desarrollo SA (Peru) 5.250%, 07/15/29 (a) (b)	203,500
	CorpGroup Banking SA (Chile) Senior Unsecured Notes
250,000	6.750%, 03/15/23 (a)	248,591
250,000	6.750%, 03/15/23	248,707
200,000	Credito Real SAB de CV (Mexico) Senior Unsecured Notes 7.500%, 03/13/19 (a)	215,500
85,000	ERP Operating, REIT Senior Unsecured Notes 4.500%, 07/01/44	85,158
165,000	General Electric Capital Senior Unsecured Notes 2.900%, 01/09/17	172,120
85,000	General Motors Financial 2.625%, 07/10/17	84,764
70,000	Goldman Sachs Group Senior Unsecured Notes 5.750%, 01/24/22	80,430
600,000	Grupo Aval (Cayman Islands) 4.750%, 09/26/22	600,000
125,000	Icahn Enterprises 4.875%, 03/15/19 Industrial	125,938
	Senior Trust (Cayman Islands)
300,000	5.500%, 11/01/22 (a)	297,000
500,000	5.500%, 11/01/22	495,000
170,000	JPMorgan Chase Senior Unsecured Notes 3.625%, 05/13/24	169,947
160,000	Korea Development Bank (South Korea) Senior Unsecured Notes 4.375%, 08/10/15	166,104
99,000	Liberty Mutual Group 6.500%, 05/01/42 (a)	123,672
200,000	Magnesita Finance (British Virgin Islands) 8.625%, 04/29/49	200,400
170,000	MetLife Senior Unsecured Notes 4.125%, 08/13/42	165,227
85,000	Morgan Stanley Senior Unsecured Notes 3.750%, 02/25/23	85,816
25,000	MPT Operating Partnership, REIT 6.375%, 02/15/22	26,750
155,000	National Rural Utilities Cooperative Finance 10.375%, 11/01/18	206,775
165,000	PNC Funding 3.300%, 03/08/22	168,055
75,000	Simon Property Group, REIT Senior Unsecured Notes 5.650%, 02/01/20	87,109
	SUAM Finance BV (Netherlands)
300,000	4.875%, 04/17/24 (a)	303,000
150,000	4.875%, 04/17/24	151,500
200,000	Unifin Financiera SA de CV (Mexico) 6.250%, 07/22/19 (a)	196,000
	Wells Fargo Senior Unsecured Notes
80,000	4.600%, 04/01/21	88,541
75,000	3.500%, 03/08/22	77,330
		11,623,867

	Healthcare – 0.81%
85,000	Actavis Funding SCS (Luxembourg) 4.850%, 06/15/44 (a)	84,752
125,000	Alere 6.500%, 06/15/20	128,438
125,000	Becton Dickinson Senior Unsecured Notes 3.125%, 11/08/21	127,745
45,000	Biomet 6.500%, 08/01/20	48,652
110,000	Covidien International Finance SA (Luxembourg) 2.950%, 06/15/23	106,415
120,000	Gilead Sciences Senior Unsecured Notes 3.700%, 04/01/24	123,184
90,000	IASIS Healthcare 8.375%, 05/15/19	95,400
50,000	LifePoint Hospitals 5.500%, 12/01/21 (a)	51,250
120,000	Select Medical 6.375%, 06/01/21	123,600
165,000	WellPoint Senior Unsecured Notes 2.300%, 07/15/18	167,392
		1,056,828

See accompanying Notes to Schedule of Investments.

27

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2014
Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Industrials – 5.76%
$150,000	Aeropuerto Internacional de Tocumen SA 5.750%, 10/09/23 (c)	$154,874
200,000	Aeropuertos Dominicanos Siglo XXI SA (Domican Republic) Senior Secured Notes 9.750%, 11/13/19 (a) (d)	194,000
	Avianca Holdings SA (Panama)
200,000	8.375%, 05/10/20	214,500
400,000	8.375%, 05/10/20 (a)	429,000
125,000	Avis Budget Car Rental 5.500%, 04/01/23	125,625
125,000	Berry Plastics Secured Notes 5.500%, 05/15/22	122,031
60,000	Boeing Senior Unsecured Notes 6.875%, 03/15/39	84,843
85,000	Burlington Northern Santa Fe Senior Unsecured Notes 3.000%, 03/15/23	83,424
600,000	Cencosud SA (Chile) 4.875%, 01/20/23 (a)	598,411
80,000	Delphi 4.150%, 03/15/24	81,882
	ESAL GmbH (American Samoa)
600,000	6.250%, 02/05/23 (a)	589,500
200,000	6.250%, 02/05/23	196,500
130,000	Gates Global 6.000%, 07/15/22 (a)	127,400
300,000	Grupo Cementos de Chihuahua SAB de CV (Mexico) Senior Secured Notes 8.125%, 02/08/20	330,750
100,000	Grupo Elektra SAB de CV (Mexico) 7.250%, 08/06/18	106,000
700,000	Grupo KUO SAB de CV (Mexico) 6.250%, 12/04/22	735,000
115,000	HD Supply 7.500%, 07/15/20	121,325
120,000	Hexion US Finance Senior Secured Notes 6.625%, 04/15/20	124,800
80,000	Illinois Tool Works Senior Unsecured Notes 3.375%, 09/15/21	83,192
115,000	Louisiana-Pacific 7.500%, 06/01/20	126,213
45,000	Manitowoc 8.500%, 11/01/20	49,500
95,000	Milacron 7.750%, 02/15/21 (a)	102,838
200,000	Minsur SA (Peru) Senior Unsecured Notes 6.250%, 02/07/24 (a)	217,500
	OAS Financial (British Virgin Islands)
400,000	8.875%, 04/29/49 (a) (b)	390,000
200,000	8.875%, 04/29/49	195,000
400,000	Odebrecht Finance (Cayman Island) 7.125%, 06/26/42	427,000
	Pesquera Exalmar S.A.A. (Peru) Senior Unsecured Notes
200,000	7.375%, 01/31/20 (a)	183,000
400,000	7.375%, 01/31/20	366,000
115,000	Plastipak Holdings Senior Unsecured Notes 6.500%, 10/01/21 (a)	120,463
110,000	RR Donnelley & Sons Senior Unsecured Notes 7.875%, 03/15/21	124,850
115,000	Southwest Airlines Senior Unsecured Notes 5.125%, 03/01/17	124,829
119,000	Spectrum Brands 6.625%, 11/15/22	126,735
45,000	Terex 6.000%, 05/15/21	47,363
125,000	TransDigm 6.000%, 07/15/22 (a)	125,781
110,000	United Rentals North America 7.625%, 04/15/22	120,725
65,000	United Technologies Senior Unsecured Notes 3.100%, 06/01/22	65,524
100,000	Waste Management 6.125%, 11/30/39	125,136
		7,541,514

	Information Technology – 0.65%
45,000	Activision Blizzard 5.625%, 09/15/21 (a)	47,362
80,000	Arrow Electronics Senior Unsecured Notes 3.375%, 11/01/15	82,372
130,000	CDW 6.000%, 08/15/22	130,000
45,000	Equinix Senior Unsecured Notes 7.000%, 07/15/21	49,106
110,000	Motorola Solutions Senior Unsecured Notes 6.000%, 11/15/17	124,398
165,000	Oracle Senior Unsecured Notes 2.375%, 01/15/19	166,589
170,000	Seagate HDD Cayman (Cayman Islands) 4.750%, 01/01/25 (a)	168,300

80,000	Xerox Senior Unsecured Notes 4.250%, 02/15/15	81,586
		849,713

	Materials – 2.94%
50,000	Ashland 4.750%, 08/15/22	48,624
200,000	Braskem America Finance 7.125%, 07/22/41	202,740

See accompanying Notes to Schedule of Investments.

28

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2014
Schedule of Investments (unaudited) – continued

Par Value		Market Value
	Materials (continued)
$800,000	Cia Minera Milpo SAA (Peru) Senior Unsecured Notes 4.625%, 03/28/23 (a)	$800,000
85,000	Dow Chemical Senior Unsecured Notes 3.000%, 11/15/22	83,174
85,000	Freeport-McMoRan 3.100%, 03/15/20	85,625
200,000	Klabin Finance SA (Luxembourg) 5.250%, 07/16/24 (a)	196,000
600,000	Mexichem SAB De CV (Mexico) 6.750%, 09/19/42	649,500
	OCP SA (Morocco) Senior Unsecured Notes
200,000	5.625%, 04/25/24 (a)	210,000
125,000	Signode Industrial Group Lux SA Senior Unsecured Notes 6.375%, 05/01/22 (a)	123,438
	Southern Copper Senior Unsecured Notes
200,000	6.750%, 04/16/40	220,000
280,000	5.250%, 11/08/42	260,635
800,000	Vedanta Resources (United Kingdom) Senior Unsecured Notes 7.125%, 05/31/23 (a)	847,000
15,000	WCI Communities 6.875%, 08/15/21 (a)	15,413
105,000	6.875%, 08/15/21	107,888
		3,850,037

	Telecommunications – 3.34%
75,000	AT&T Senior Unsecured Notes 5.350%, 09/01/40	81,586
300,000	B Communications (Israel) Senior Secured Notes 7.375%, 02/15/21 (a)	320,625
151,000	British Telecommunications (United Kingdom) Senior Unsecured Notes 5.950%, 01/15/18	171,692
125,000	CCO Holdings 5.250%, 09/30/22	122,969
	Columbus International (Barbados)
200,000	7.375%, 03/30/21 (a)	211,750
400,000	7.375%, 03/30/21	423,500
40,000	CommScope 5.000%, 06/15/21 (a)	39,800
	Digicel Group (Bermuda) Senior Unsecured Notes
200,000	7.125%, 04/01/22	203,500
300,000	7.125%, 04/01/22 (a)	305,250
300,000	ENTEL Chile SA (Chile) Senior Unsecured Notes 4.750%, 08/01/26 (a)	299,087
90,000	Frontier Communications Senior Unsecured Notes 8.500%, 04/15/20	104,175
120,000	Intelsat Luxembourg SA (Luxembourg) 7.750%, 06/01/21	123,150
120,000	Koninklijke KPN NV (Netherlands) Senior Unsecured Notes 8.375%, 10/01/30	168,869
400,000	Millicom International Cellular SA (Luxembourg) Senior Unsecured Notes 4.750%, 05/22/20	397,000
600,000	6.625%, 10/15/21	640,500
80,000	Orange SA (France) Senior Unsecured Notes 2.750%, 09/14/16	82,758
50,000	SBA Communications Senior Unsecured Notes 5.625%, 10/01/19	52,125
200,000	Telefonica Celular del Paraguay SA (Paraguay) Senior Unsecured Notes 6.750%, 12/13/22 (a)	214,000
300,000	TV Azteca SAB de CV (Mexico) 7.625%, 09/18/20	322,500
80,000	Verizon Communications Senior Unsecured Notes 2.500%, 09/15/16	82,617
		4,367,453

	Utilities – 3.16%
600,000	Abengoa Transmision Sur SA (Peru) Senior Secured Notes 6.875%, 04/30/43 (a)	657,000
500,000	AES Andres Dominicana (Cayman Island) Senior Secured Notes 9.500%, 11/12/20	546,250
300,000	AES El Salvador Trust II (Panama) 6.750%, 03/28/23	301,500
80,000	Duke Energy Senior Unsecured Notes 3.550%, 09/15/21	83,431
600,000	Fermaca Enterprises S de RL de CV (Mexico) Senior Secured Notes 6.375%, 03/30/38 (a)	627,000
200,000	GNL Quintero SA (Chile) Senior Unsecured Notes 4.634%, 07/31/29 (a)	201,197
200,000	Instituto Costarricense de Electricidad (Costa Rica) Senior Unsecured Notes 6.950%, 11/10/21 (a)	218,000
400,000	Mexico Generadora de Energia S de rl (Mexico) Senior Secured Notes 5.500%, 12/06/32	409,000

See accompanying Notes to Schedule of Investments.

29

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2014
Schedule of Investments (unaudited) – continued

Par Value		Market Value
	Utilities (continued)
$95,000	Midamerican Energy Holdings Senior Unsecured Notes 6.500%, 09/15/37	$122,635
274,223	Nakilat (Marshall Islands) Secured Notes 6.267%, 12/31/33	302,331
300,000	Senior Secured Notes 6.067%, 12/31/33	332,250
125,000	Southern Power Senior Unsecured Notes 4.875%, 07/15/15	130,157
200,000	Transelec SA (Chile) Senior Unsecured Notes 4.250%, 01/14/25 (a)	197,970
		4,128,721

	Total Corporate Notes and Bonds
	(Cost $42,465,451)	43,198,865

COLLATERALIZED MORTGAGE-BACKED SECURITIES – 21.09%
1,072,000	American General Mortgage Loan Trust Series 2010-1A, Class A3 5.650%, 03/25/58 (a) (b)	1,108,460
100,000	BAMLL Commercial Mortgage Securities Trust Series 2012-CLRN, Class B 1.752%, 08/15/29 (a) (b)	100,041
100,000	BAMLL Commercial Mortgage Securities Trust Series 2012-CLRN, Class D 2.852%, 08/15/29 (a) (b)	100,082
350,000	Banc of America Commercial Mortgage Trust Series 2007-4, Class AM 5.822%, 02/10/51 (b)	389,579
754,174	Banc of America Funding Series 2006-B, Class 7A1 5.615%, 03/20/36 (b)	700,108
766,190	Banc of America Funding Series 2010-R9, Class 3A3 5.500%, 12/26/35 (a)	632,816
575,110	Banc of America Funding Series 2012-R4, Class A 0.416%, 03/04/39 (a) (b)	563,659
381,321	Bear Stearns Asset Backed Securities I Trust Series 2004-AC2, Class 2A 5.000%, 05/25/34	384,821
158,905	Citicorp Mortgage Securities Trust Series 2007-2, Class 3A1 5.500%, 02/25/37	158,898
976,172	Citigroup Commercial Mortgage Trust Series 2012-GC8, Class XA 2.224%, 09/10/45 (a) (b)	105,305
350,000	Citigroup Commercial Mortgage Trust Series 2013-SMP, Class C 2.738%, 01/12/30 (a)	354,913
350,000	Citigroup Commercial Mortgage Trust Series 2013-SMP, Class D 2.911%, 01/12/30 (a) (b)	353,484
340,000	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class AMFX 5.366%, 12/11/49 (b)	360,604
6,161,223	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD5, Class XP 0.166%, 11/15/44 (a) (b)	3,875
149,246	Commercial Mortgage Pass Through Certificates Series 2010-C1, Class XPA 2.293%, 07/10/46 (a) (b)	4,422
1,956,772	Commercial Mortgage Pass Through Certificates Series 2012-CR3, Class XA 2.184%, 10/15/45 (b)	231,553
350,000	Commercial Mortgage Trust Series 2006-GG7, Class AJ 5.819%, 07/10/38 (b)	364,747
106,011	Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A17 6.000%, 08/25/37	101,008
409,956	Countrywide Alternative Loan Trust Series 2007-23CB, Class A3 0.655%, 09/25/37 (b)	291,241
394,601	Countrywide Alternative Loan Trust Series 2007-23CB, Class A4 6.345%, 09/25/37 (b) (e)	92,744
1,747,321	Countrywide Alternative Loan Trust Series 2005-86CB, Class A5 5.500%, 02/25/36	1,565,834
531,786	Countrywide Alternative Loan Trust Series 2006-J1, Class 2A1 7.000%, 02/25/36	228,429
180,929	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-7, Class A4 5.750%, 06/25/37	168,833
929,726	Countrywide Home Loan Mortgage Pass Through Trust Series 2005-HYB8, Class 4A1 4.345%, 12/20/35 (b)	822,482
789,148	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-2, Class A13 6.000%, 03/25/37	749,702
275,000	Credit Suisse Commercial Mortgage Trust Series 2006-C4, Class AM 5.509%, 09/15/39	295,415
71,641	Credit Suisse First Boston Mortgage Securities Series 1998-C2, Class F 6.750%, 11/15/30 (a) (b)	74,172
1,228,684	Credit Suisse Mortgage Capital Certificates Series 2007-1, Class 5A4 6.000%, 02/25/37	1,116,430

See accompanying Notes to Schedule of Investments.

30

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2014
Schedule of Investments (unaudited) – continued

Par Value		Market Value
$151,353	Credit Suisse Mortgage Capital Certificates Series 2009-13R, Class 2A1 6.000%, 01/26/37 (a)	$155,902
250,000	Credit Suisse Mortgage Capital Certificates Series 2009-RR2, Class IQB 5.695%, 04/16/49 (a) (b)	267,197
79,476	DBRR Trust Series 2012-EZ1, Class B 1.393%, 09/25/45 (a) (c)	79,437
150,000	Del Coronado Trust Series 2013-HDC, Class D 2.102%, 03/15/26 (a) (b)	149,560
150,000	Del Coronado Trust Series 2013-HDC, Class E 2.802%, 03/15/26 (a) (b)	148,975
100,000	GE Capital Commercial Mortgage Series 2005-C2, Class B 5.113%, 05/10/43 (b)	102,446
350,000	GS Mortgage Securities Trust Series 2006-GG6, Class AJ 5.566%, 04/10/38 (b)	363,608
400,000	GS Mortgage Securities Trust Series 2006-GG8, Class AJ 5.622%, 11/10/39	414,268
877,740	GSR Mortgage Loan Trust Series 2006-AR1, Class 3A1 2.867%, 01/25/36 (b)	813,936
80,786	HSI Asset Loan Obligation Trust Series 2007-2, Class 1A1 5.500%, 09/25/37	81,414
300,000	JP Morgan Chase Commercial Mortgage Securities Series 2012-PHH, Class A 1.818%, 10/15/25 (a) (b)	300,534
350,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB19 Class AM 5.703%, 02/12/49 (b)	379,947
1,214,538	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C4, Class XA 1.491%, 07/15/46 (a) (b)	58,923
250,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2005-CB12, Class B 4.968%, 09/12/37 (b)	249,235
2,072,163	JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP8, Class X 0.538%, 05/15/45 (b)	20,243
350,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB20, Class AJ 6.076%, 02/12/51 (b)	373,682
250,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LD12, Class AM 6.022%, 02/15/51 (b)	278,159
2,382,312	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8, Class XA 2.138%, 10/15/45 (b)	256,906
813,446	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class XA 1.987%, 06/15/45 (b)	68,723
300,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C21, Class C 4.816%, 08/15/47 (b)	310,578
3,750,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C21, Class XA 1.288%, 08/15/47	307,303
300,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY, Class A 3.429%, 06/10/27 (a) (c)	308,999
250,000	LB Commercial Mortgage Trust Series 2007-C3, Class AMFL 5.893%, 07/15/44 (a) (b)	278,989
350,000	LB-UBS Commercial Mortgage Trust Series 2007-C1, Class AJ 5.484%, 02/15/40	364,100
350,000	Merrill Lynch Mortgage Trust Series 2006-C2, Class AJ 5.802%, 08/12/43 (b)	358,957
250,000	ML-CFC Commercial Mortgage Trust Series 2007-5, Class AM 5.419%, 08/12/48	267,840
300,000	ML-CFC Commercial Mortgage Trust Series 2006-1, Class AJ 5.566%, 02/12/39 (b)	314,366
974,374	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class XA 1.871%, 08/15/45 (a) (b)	86,468
550,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class D 4.835%, 02/15/47 (a) (b)	536,059
300,000	Morgan Stanley Capital I Trust Series 2006-HQ8, Class AJ 5.495%, 03/12/44 (b)	313,413
300,000	Morgan Stanley Capital I Trust Series 2007-HQ11, Class AJ 5.508%, 02/12/44 (b)	317,435
250,000	Morgan Stanley Capital I Trust Series 2007-IQ13, Class AM 5.406%, 03/15/44	271,736
1,426,782	Morgan Stanley Capital I Trust Series 2011-C1, Class XA 0.919%, 09/15/47 (a) (b)	27,539
250,000	Morgan Stanley Capital I Trust Series 2014-CPT, Class E 3.560%, 07/13/29 (a) (b)	246,514

See accompanying Notes to Schedule of Investments.

31

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2014
Schedule of Investments (unaudited) – continued

Par Value		Market Value
$1,174,666	Morgan Stanley Mortgage Loan Trust Series 2005-3AR, Class 2A2 2.571%, 07/25/35 (b)	$1,086,707
200,000	Morgan Stanley Re-REMIC Trust Series 2010-HQ4, Class AJ 4.970%, 04/15/40 (a)	200,487
300,000	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AP3, Class A3 5.318%, 08/25/35 (b)	230,933
244,669	Residential Asset Securitization Trust Series 2006-A6, Class 1A1 6.500%, 07/25/36	154,748
589,709	Residential Asset Securitization Trust Series 2007-A1, Class A8 6.000%, 03/25/37	460,035
60,720	RREF Series 2013-LT2, Class A 2.833%, 05/22/28 (a)	60,782
3,144,623	Sequoia Mortgage Trust Series 2013-1, Class 2A1 1.855%, 02/25/43 (b)	2,760,228
413,985	Structured Adjustable Rate Mortgage Loan Trust Series 2006-1, Class 2A2 2.441%, 02/25/36 (b)	371,368
1,937,870	UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class XA 2.148%, 08/10/49 (a) (b)	226,875
350,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class AMFL 0.354%, 12/15/43 (a) (b)	340,386
548,216	Wells Fargo Mortgage Backed Securities Trust Series 2007-13, Class A6 6.000%, 09/25/37	562,215
566,031	Wells Fargo Mortgage Backed Securities Trust Series 2007-8, Class 1A16 6.000%, 07/25/37	565,375
975,501	WF-RBS Commercial Mortgage Trust Series 2012-C8, Class XA 2.215%, 08/15/45 (a) (b)	107,355
1,451,061	WF-RBS Commercial Mortgage Trust Series 2012-C9, Class XA 2.232%, 11/15/45 (a) (b)	171,124

	Total Collateralized Mortgage-Backed Securities (Cost $25,803,553)	27,595,666

U.S. GOVERNMENT OBLIGATIONS – 15.94%
	U.S. Treasury Bonds – 2.50%
3,090,000	3.625%, 02/15/44	3,271,296

	U.S. Treasury Notes – 13.44%
1,000,000	0.250%, 09/30/14	1,000,352
4,000,000	0.250%, 10/31/14	4,002,188
2,340,000	1.000%, 06/30/19	2,256,090
3,210,000	1.000%, 08/31/19	3,084,106
3,110,000	1.875%, 06/30/20	3,087,645
2,990,000	1.625%, 08/15/22	2,825,317
1,300,000	2.750%, 11/15/23	1,326,355
		17,582,053

	Total U.S. Government Obligations (Cost $20,783,239)	20,853,349

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS – 10.04%
	Fannie Mae – 4.24%
558,792	5.645%, 09/25/36 (b) (e) Series 2009-86, Class CI, REMIC	65,684
323,512	6.465%, 10/25/36 (b) (e) Series 2007-57, Class SX, REMIC	56,649
304,520	4.000%, 01/25/41 Series 2010-156, Class ZC, REMIC	297,390
458,474	4.000%, 03/25/41 Series 2011-18, Class UZ, REMIC	457,242
64,463	8.988%, 09/25/41 (b) Series 2011-88, Class SB, REMIC	62,683
608,018	4.500%, 12/25/41 Series 2011-121, Class JP, REMIC	651,498
1,088,130	3.500%, 03/25/42 Series 2012-20, Class ZT, REMIC	1,025,290
1,646,486	4.000%, 04/25/42 Series 2012-31, Class Z, REMIC	1,643,329
1,066,171	3.500%, 10/25/42 Series 2012-105, Class Z, REMIC	971,740
426,671	1.500%, 02/25/43 Series 2013-6, Class ZH, REMIC	320,529
		5,552,034

	Freddie Mac – 3.76%
777,502	5.000%, 12/15/34 Series 2909, Class Z, REMIC	848,645
382,076	5.500%, 08/15/36 Series 3626, Class AZ, REMIC	417,978
222,639	5.948%, 04/15/37 (b) (e) Series 3301, Class MS, REMIC	28,797
132,777	5.848%, 11/15/37 (b) (e) Series 3382, Class SB, REMIC	18,342
132,855	6.238%, 11/15/37 (b) (e) Series 3384, Class S, REMIC	20,685
1,500,000	4.000%, 12/15/38 Series 3738, Class BP, REMIC	1,594,436
444,489	5.368%, 01/15/39 (b) (e) Series 3500, Class SA, REMIC	56,398
115,001	4.000%, 01/15/41 Series 3795, Class VZ, REMIC	115,720
112,512	4.000%, 06/15/41 Series 3872, Class BA, REMIC	117,232

See accompanying Notes to Schedule of Investments.

32

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2014
Schedule of Investments (unaudited) – continued

Par Value		Market Value
	Freddie Mac (continued)
$225,454	4.000%, 07/15/41 Series 3888, Class ZG, REMIC	$238,609
400,433	4.500%, 07/15/41 Series 3894, Class ZA, REMIC	433,603
14,901	9.250%, 09/15/41 (b) Series 3924, Class US, REMIC	14,002
548,839	3.500%, 11/15/41 Series 3957, Class DZ, REMIC	510,194
500,565	4.000%, 11/15/41 Series 3957, Class HZ, REMIC	496,768
		4,911,409

	Government National Mortgage Association – 2.04%
47,028	31.485%, 03/20/34 (b) Series 2004-35, Class SA	74,961
675,406	7.474%, 08/20/38 (b) (e) Series 2008-69, Class SB	131,277
475,225	5.910%, 03/20/39 (b) (e) Series 2010-98, Class IA	52,070
783,998	4.500%, 05/16/39 Series 2009-32, Class ZE	847,928
630,601	4.500%, 05/20/39 Series 2009-35, Class DZ	677,321
621,230	4.500%, 09/20/39 Series 2009-75, Class GZ	660,358
1,697,352	5.294%, 06/20/41 (b) (e) Series 2011-89, Class SA	227,905
		2,671,820

	Total Agency Collateralized Mortgage Obligations (Cost $13,192,955)	13,135,263

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES – 6.54%
	Fannie Mae – 3.79%
359,340	4.000%, 09/01/31 Pool # MA3894	383,168
856,746	3.500%, 12/01/31 Pool # MA0919	889,871
753,887	3.500%, 01/01/32 Pool # MA0949	783,119
1,855,221	3.000%, 06/01/33 Pool # MA1459	1,877,354
367,379	4.500%, 03/01/42 Pool # MA1050	391,078
612,643	4.000%, 06/01/42 Pool # AB5459	638,298
		4,962,888

	Freddie Mac – 2.75%
1,778,181	3.000%, 01/01/33 Gold Pool # C91594	1,797,967
55,771	5.000%, 07/01/35 Gold Pool # G01840	61,536
18,745	5.500%, 12/01/38 Gold Pool # G06172	20,694
341,551	4.000%, 10/01/41 Gold Pool # T60392	355,239
1,345,692	3.500%, 10/01/42 Gold Pool # T65110	1,360,065
		3,595,501

	Total U.S. Government Mortgage-Backed Securities (Cost $8,691,307)	8,558,389

ASSET-BACKED SECURITIES – 6.22%
	Adams Mill CLO (Cayman Islands)
250,000	Series 2014-1A, Class D1 5.235%, 07/15/26 (a) (b) (c)	230,375
250,000	Series 2014-1A, Class E1 3.735%, 07/15/26 (a) (b) (c)	237,950
250,000	ALM IV (Cayman Islands) Series 2011-A4, Class C 2.983%, 07/18/22 (a) (b)	248,332
	Apidos CLO XVIII (Cayman Islands)
250,000	Series 2014-18A, Class C 3.884%, 07/22/26 (a) (b)	244,058
250,000	Series 2014-18A, Class D 5.434%, 07/22/26 (a) (b)	230,699
250,000	ARES CLO (Cayman Islands) Series 2012-2A, Class D 4.934%, 10/12/23 (a) (b)	250,485
500,000	ARES XXVI CLO (Cayman Islands) Series 2013-1A, Class D 3.984%, 04/15/25 (a) (b)	482,915
1,152,159	Bayview Financial Acquisition Trust Series 2007-A, Class 1A5 6.101%, 05/28/37 (d)	1,158,506
	Birchwood Park CLO (Cayman Islands) Series 2014-1A, Class C2
250,000	3.384%, 07/15/26 (a) (b) Series 2014-1A, Class D2	250,000
250,000	1.434%, 07/15/26 (a) (b)	250,000
250,000	BlueMountain CLO (Cayman Islands) Series 2012-1A, Class E 5.734%, 07/20/23 (a) (b)	243,914
	Brookside Mill CLO (Cayman Islands)
250,000	Series 2013-1A, Class D 3.283%, 04/17/25 (a) (b)	231,132
250,000	Series 2013-1A, Class E 4.633%, 04/17/25 (a) (b)	224,270
100,000	Credit-Based Asset Servicing and Securitization Series 2007-MX1, Class A4 6.231%, 12/25/36 (a) (d)	86,230
250,000	Emerson Park CLO (Cayman Islands) Series 2013-1A, Class C1 2.984%, 07/15/25 (a) (b)	245,677
	Flatiron CLO (Cayman Islands)
250,000	Series 2014-1A, Class B 3.086%, 07/17/26 (a) (b)	245,394
250,000	Series 2014-1A, Class C 3.536%, 07/17/26 (a) (b)	235,294

See accompanying Notes to Schedule of Investments.

33

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2014
Schedule of Investments (unaudited) – continued

Par Value			Market Value
	$250,000	Goldentree Loan Opportunities VI (Cayman Islands) Series 2012-6A, Class D 4.433%, 04/17/22 (a) (b)	$249,993
	757,000	GSAA Home Equity Trust Series 2006-15, Class AF3B 5.933%, 09/25/36 (b)	193,450
	250,000	Halcyon Loan Advisors Funding (Cayman Islands) Series 2013-2A, Class C 2.940%, 08/01/25 (a) (b)	241,445
	250,000	LCM XI (Cayman Islands) Series 11A, Class D 4.184%, 04/19/22 (a) (b)	248,657
	250,000	LCM XIV (Cayman Islands) Series 14A, Class D 3.734%, 07/15/25 (a) (b)	239,139
	250,000	LCM XV (Cayman Islands) Series 15A, Class C 3.327%, 08/25/24 (a) (b)	249,400
		Nomad CLO (Cayman Islands)
	250,000	Series 2013-1A, Class B 3.184%, 01/15/25 (a) (b)	246,000
	250,000	Series 2013-1A, Class C 3.734%, 01/15/25 (a) (b)	237,702
		Octagon Investment Partners XVI (Cayman Islands)
	250,000	Series 2013-1A, Class D 3.583%, 07/17/25 (a) (b)	237,074
	250,000	Series 2013-1A, Class E 4.733%, 07/17/25 (a) (b)	225,007
	205,992	Residential Asset Mortgage Products Series 2006-RS5, Class A3 0.325%, 09/25/36 (b)	199,414
	250,000	WhiteHorse III (Cayman Islands) Series 2006-1A, Class B1L 2.090%, 05/01/18 (a) (b)	246,098
	250,000	Wind River CLO (Cayman Islands) Series 2013-1A, Class C 3.632%, 04/20/25 (a) (b)	234,091

		Total Asset-Backed Securities (Cost $8,143,396)	8,142,701

FOREIGN GOVERNMENT BONDS – 0.35%
	120,000	Corp Andina de Fomento Senior Unsecured Notes 3.750%, 01/15/16	124,943
	200,000	Costa Rica Government International Bond Senior Unsecured Notes 7.000%, 04/04/44 (a)	210,500
	120,000	Mexico Government International Bond Senior Unsecured Notes 4.000%, 10/02/23	125,070

		Total Foreign Government Bonds (Cost $443,441)	460,513

INVESTMENT COMPANIES – 7.18%
6,862,743		BlackRock Liquidity Funds TempCash Portfolio	6,862,743
	250,173	DoubleLine Floating Rate Fund 0.024%	2,529,254

		Total Investment Companies (Cost $9,379,488)	9,391,997
Total Investments – 100.37% (Cost $128,902,830)*			131,336,743
Net Other Assets and Liabilities – (0.37)%			(485,059)
Net Assets – 100.00%			$130,851,684

*	At July 31, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$3,535,293
Gross unrealized depreciation	(1,101,380)
Net unrealized appreciation	$2,433,913

(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund’s Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2014, these securities amounted to $29,998,941 or 22.93% of net assets. These securities have not been determined by the Subadviser to be illiquid securities.

(b)	Variable rate bond. The interest rate shown reflects the rate in effect at July 31, 2014.
(c)	Securities with a total aggregate market value of $932,199 or 0.71% of the net assets were valued under the fair value procedures approved by the Funds’ Board of Trustees.
(d)	Step Coupon. Security becomes interest bearing at a future date.
(e)
Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

Portfolio Composition
U.S. Government Obligations	16%
U.S. Government Agency Obligations	16%
Corporate Notes and Bonds
(S&P Ratings unaudited)
AAA	4%
AA	2%
A	7%
BBB	16%
BB	15%
B	7%
Lower than B	9%
Not Rated	8%
100%

See accompanying Notes to Schedule of Investments.

34

Aston Funds

ASTON/TCH Fixed Income Fund	July 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

			Market
Par Value			Value

CORPORATE NOTES AND BONDS – 51.37%
		Consumer Discretionary – 4.62%
	$350,000	ADT Senior Unsecured Notes 4.875%, 07/15/42	$291,812
	200,000	Bed Bath & Beyond Senior Unsecured Notes 5.165%, 08/01/44	199,587
	300,000	HJ Heinz Finance Co. 7.125%, 08/01/39 (a)	327,449
	865,000	L Brands Senior Unsecured Notes 7.600%, 07/15/37	955,824
	100,000	Macy’s Retail Holdings 7.875%, 07/15/15 (b)	106,827
	250,000	Nabisco Senior Unsecured Notes 7.550%, 06/15/15	265,007
	250,000	Procter & Gamble Co/The Senior Unsecured Notes 4.950%, 08/15/14	250,326
			2,396,832

		Consumer Staples – 1.76%
	65,000	Altria Group 10.200%, 02/06/39	109,623
	500,000	Campbell Soup Co Senior Unsecured Notes 0.525%, 08/01/14	500,000
	150,000	PepsiCo Senior Unsecured Notes 7.900%, 11/01/18	185,675
	100,000	Reynolds American 7.750%, 06/01/18	119,114
			914,412

	Energy – 6.42%
	Chesapeake Energy
250,000	6.625%, 08/15/20	279,844
250,000	6.125%, 02/15/21	272,500
250,000	Energy Transfer Partners Senior Unsecured Notes 9.000%, 04/15/19	317,407
250,000	Hess Senior Unsecured Notes 8.125%, 02/15/19	311,952
250,000	KazMunayGas National (Kazakhstan) Senior Unsecured Notes 5.750%, 04/30/43 (a)	247,550
400,000	Kinder Morgan Energy Partners Senior Unsecured Notes 9.000%, 02/01/19	508,453
250,000	Pride International 6.875%, 08/15/20	301,118
250,000	Rockies Express Pipeline Senior Unsecured Notes 6.875%, 04/15/40 (a)	250,000
250,000	Valero Energy 9.375%, 03/15/19	325,084
400,000	Weatherford International (Bermuda) 9.625%, 03/01/19	520,154
		3,334,062

	Financials – 13.53%
250,000	AerCap Ireland Capital (Ireland) 4.500%, 05/15/21 (a)	247,813
250,000	AFLAC Senior Unsecured Notes 8.500%, 05/15/19	319,653
450,000	American Financial Group Senior Unsecured Notes 9.875%, 06/15/19	587,239
250,000	Banco Bradesco SA/Cayman Islands (Brazil) Subordinated Notes 5.750%, 03/01/22 (a)	261,625
250,000	Bancolombia SA (Colombia) Senior Unsecured Notes 5.950%, 06/03/21	276,875
250,000	Subordinated Notes 5.125%, 09/11/22	251,625
250,000	Barrick North America Finance 5.700%, 05/30/41	254,537
	Blackstone Holdings Finance
150,000	6.625%, 08/15/19 (a) (d)	178,542
250,000	6.250%, 08/15/42 (a) (d)	306,946
250,000	Bunge Ltd Finance 8.500%, 06/15/19	312,373
250,000	Discover Bank Subordinated Notes 7.000%, 04/15/20	299,275
400,000	Itau Unibanco Holding SA (Brazil) Subordinated Notes 5.500%, 08/06/22 (a)	407,960

See accompanying Notes to Schedule of Investments.

35

Aston Funds

ASTON/TCH Fixed Income Fund	July 31, 2014
Schedule of Investments (unaudited) – continued

			Market
Par Value			Value

		Financials (continued)
		Jefferies Group Senior Unsecured Notes
	$200,000	8.500%, 07/15/19	$250,870
	250,000	6.500%, 01/20/43	282,282
	200,000	Leucadia National Senior Unsecured Notes 5.500%, 10/18/23	211,012
	300,000	Marsh & McLennan Senior Unsecured Notes 9.250%, 04/15/19	388,587
	750,000	Merrill Lynch, MTN Senior Unsecured Notes 6.875%, 04/25/18	877,651
	250,000	Nomura Holdings (Japan), MTN Senior Unsecured Notes 1.680%, 09/13/16 (c)	254,099
	250,000	Royal Bank of Canada (Canada), GMTN Senior Unsecured Notes 0.936%, 10/30/14 (c)	250,398
	300,000	Turkiye Halk Bankasi AS (Turkey) Senior Unsecured Notes 4.750%, 06/04/19 (a)	303,630
	500,000	Wells Fargo Senior Unsecured Notes 1.154%, 06/26/15 (c)	504,017
			7,027,009

		Healthcare – 2.65%
	310,000	Endo Finance 7.000%, 07/15/19 (a)	327,437
	250,000	Humana Senior Unsecured Notes 8.150%, 06/15/38	365,946
	500,000	Lorillard Tobacco 8.125%, 05/01/40	683,568
			1,376,951

		Industrials – 4.61%
	250,000	FedEx Senior Notes 8.000%, 01/15/19	310,212
	200,000	Jaguar Land Rover Automotive (United Kingdom) 4.125%, 12/15/18 (a)	203,000
	500,000	Mexichem SAB de CV (Mexico) 6.750%, 09/19/42 (a)	537,500
	200,000	Nissan Motor Acceptance 0.934%, 09/26/16 (a) (c)	201,379
	500,000	Southern Copper Senior Unsecured Notes 7.500%, 07/27/35	592,025
	250,000	Vale SA (Brazil) Senior Unsecured Notes 5.625%, 09/11/42	246,733
250,000	Waste Management 7.375%, 03/11/19	304,383
		2,395,232

	Information Technology – 2.93%
240,000	DIRECTV Holdings / DIRECTV Financing 6.350%, 03/15/40	286,952
150,000	Hewlett-Packard Senior Unsecured Notes 1.174%, 01/14/19 (c)	151,335
250,000	Micron Technology Senior Unsecured Notes 5.500%, 02/01/25 (a)	249,375
150,000	Netflix Inc. Senior Unsecured Notes, 5.750%, 03/01/24 (a)	155,625
600,000	Telecom Italia Capital SA (Luxembourg) 7.721%, 06/04/38	675,000
		1,518,287

	Materials – 4.34%
100,000	Allegheny Technologies Senior Unsecured Notes 5.875%, 08/15/23	109,291
400,000	ArcelorMittal (Luxembourg) Senior Unsecured Notes 7.500%, 10/15/39 (b)	418,500
500,000	Braskem America Finance 7.125%, 07/22/41 (a)	506,850
250,000	Dow Chemical (The) Senior Unsecured Notes 8.550%, 05/15/19	318,783
250,000	GTL TRADE FINANCE 7.250%, 04/16/44 (a)	258,750
250,000	International Paper Senior Unsecured Notes 8.700%, 06/15/38	371,621
250,000	Teck Resources (Canada) 6.250%, 07/15/41	269,231
		2,253,026

	Telecommunication Services – 7.05%
500,000	CenturyLink Senior Unsecured Notes
	7.600%, 09/15/39	502,500
500,000	7.650%, 03/15/42	505,000
400,000	Expedia 5.950%, 08/15/20	451,296
350,000	Frontier Communications Senior Unsecured Notes 9.000%, 08/15/31	374,500
500,000	Telefonica Europe BV (Netherlands) 8.250%, 09/15/30	682,473

See accompanying Notes to Schedule of Investments.

36

Aston Funds

ASTON/TCH Fixed Income Fund	July 31, 2014
Schedule of Investments (unaudited) – continued

			Market
Par Value			Value

		Telecommunication Services (continued)
	$100,000	Verizon Communications Senior Unsecured Notes 1.761%, 09/15/16 (c)	$102,697
	500,000	Walt Disney Co/The Senior Unsecured Notes 0.537%, 05/30/19 (c)	501,030
	500,000	Windstream 7.500%, 06/01/22	540,625
			3,660,121

		Utilities – 3.46%
	500,000	Dubai Electricity & Water Authority (United Arab Emirates) Senior Unsecured Notes 8.500%, 04/22/15 (a)	527,400
	450,000	FPL Group Capital 7.875%, 12/15/15	492,611
	150,000	Pacific Gas & Electric Senior Unsecured Notes 8.250%, 10/15/18	186,051
	450,000	Sempra Energy Senior Unsecured Notes 9.800%, 02/15/19	591,232
			1,797,294

		Total Corporate Notes and Bonds
		(Cost $23,576,423)	26,673,226

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 44.87%

		Fannie Mae – 8.62%
	171,527	6.000%, 11/01/17, Pool # 662854	181,415
	47,930	6.000%, 04/01/18, Pool # 725175	50,045
	160,251	5.500%, 11/01/18, Pool # 748886	170,024
	54,363	4.500%, 06/01/19, Pool # 747860	57,697
	282,740	6.000%, 01/01/21, Pool # 850787	305,071
	104,645	6.000%, 09/01/32, Pool # 847899	117,515
	77,655	6.000%, 02/01/34, Pool # 771952	87,919
	78,260	7.500%, 02/01/35, Pool # 787557	90,462
	18,741	7.500%, 04/01/35, Pool # 819231	20,185
	135,942	6.000%, 11/01/35, Pool # 844078	153,523
	111,134	5.000%, 05/01/36, Pool # 745581	122,806
	61,145	6.000%, 12/01/36, Pool # 888029	68,919
	88,228	5.500%, 06/01/37, Pool # 918778	97,764
86,441	6.500%, 10/01/37, Pool # 888890	97,133
258,031	5.500%, 03/01/38, Pool # 962344	285,829
251,345	4.000%, 02/01/41, Pool # AE0949	264,510
221,126	4.000%, 02/01/41, Pool # AH5695	232,708
954,254	3.000%, 03/01/43, Pool # AB8615	937,044
557,443	3.500%, 05/01/43, Pool #AB9512	568,363
575,952	3.000%, 07/01/43, Pool # AU1629	564,969
		4,473,901

	Freddie Mac – 14.21%
282,061	5.500%, 11/01/20, Gold Pool # G18083	306,551
57,115	5.500%, 12/01/20, Gold Pool # G11820	62,065
42,882	6.000%, 10/01/35, Gold Pool # A47772	48,288
92,456	5.500%, 05/01/37, Gold Pool # A60048	102,070
179,874	5.500%, 09/01/37, Gold Pool # G03202	198,577
139,480	5.000%, 02/01/38, Gold Pool # A73409	153,216
399,699	5.000%, 04/01/38, Gold Pool # G04334	442,857
234,524	4.000%, 12/01/39, Gold Pool # G06935	246,356
113,596	4.000%, 05/01/41, Gold Pool # Q00870	119,327
729,288	4.000%, 11/01/41, Gold Pool # Q04550	766,079
936,603	3.000%, 04/01/43, Gold Pool # V80006	920,349
943,485	3.000%, 05/01/43, Gold Pool # G08525	924,507
481,390	3.000%, 09/01/43, Gold Pool # G08544	471,707
865,185	3.500%, 10/01/43, Gold Pool # G08554	880,506
338,542	3.500%, 11/01/43, Gold Pool # G08557	344,537
778,736	3.500%, 01/01/44, Gold Pool # G08562	792,526
589,121	3.500%, 02/01/44, Gold Pool# G08572	599,553
		7,379,071

See accompanying Notes to Schedule of Investments.

37

Aston Funds

ASTON/TCH Fixed Income Fund	July 31, 2014
Schedule of Investments (unaudited) – continued

			Market
Par Value			Value
		Government National Mortgage Association – 1.72%
	$130,808	5.000%, 05/20/37, Pool # 782156	$143,924
	253,970	5.000%, 08/20/37, Pool # 4015	280,644
	225,284	6.000%, 07/20/38, Pool # 4195	252,488
	139,082	5.500%, 08/20/38, Pool # 4215	148,246
	59,895	6.000%, 01/15/39, Pool # 698036	67,390
			892,692

		U.S. Treasury Inflation Index Bonds – 5.97%
	1,654,845	1.375%, 07/15/18	1,791,886
	1,135,580	1.750%, 01/15/28	1,308,579
			3,100,465

		U.S. Treasury Notes – 14.35%
	1,500,000	4.000%, 02/15/15	1,531,700
	1,000,000	4.125%, 05/15/15	1,031,660
	1,000,000	2.125%, 05/31/15	1,016,680
	1,500,000	2.000%, 01/31/16	1,538,321
	500,000	2.000%, 04/30/16	513,701
	350,000	2.000%, 11/30/20	347,621
	1,500,000	2.000%, 11/15/21	1,472,579
			7,452,262

		Total U.S. Government and Agency Obligations
		(Cost $22,766,432)	23,298,391

ASSET-BACKED SECURITIES – 0.97%
	154,807	Hyundai Auto Receivables Trust Series
		2010-A, Class A4
		2.450%, 12/15/16	155,538
	350,416	Volkswagen Auto Loan Enhanced Trust
		2011-1, Class A4
		1.980%, 09/20/17	352,121

		Total Asset-Backed Securities
		(Cost $509,223)	507,659

COMMERCIAL MORTGAGE-BACKED SECURITY – 0.59%
	275,000	Bear Stearns Commercial
		Mortgage Securities
		Series 2007-T28, Class A4
		5.742%, 09/01/42 (c)	306,039

		Total Commercial Mortgage-Backed Security
		(Cost $191,251)	306,039

INVESTMENT COMPANY – 1.45%
753,076	BlackRock Liquidity Funds
	TempCash Portfolio	753,076

	Total Investment Company
	(Cost $753,076)	753,076
Total Investments – 99.25%
(Cost $47,796,405)*		51,538,391
Net Other Assets and Liabilities – 0.75%		387,600
Net Assets – 100.00%		$51,925,991

Gross unrealized appreciation	$3,903,465
Gross unrealized depreciation	(161,479)
Net unrealized appreciation	$3,741,986
*	At July 31, 2014, cost is identical for book and Federal income tax purposes.

(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund’s Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2014, these securities amounted to $5,498,831 or 10.59% of net assets. These securities have not been determined by the Subadviser to be illiquid securities.

(b)
Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. The coupon rate shown will be accrual rate until maturity.

(c)	Variable rate bond. The interest rate shown reflects the rate in effect at July 31, 2014.
(d)	S&P credit ratings are used in the absence of a rating by Moody’s Investors, Inc.

GMTN	Global Medium Term Note
MTN	Medium Term Note
S&P	Standard & Poor

Portfolio Composition
U.S. Government and Agency Obligations	45%
Asset-Backed Securities	1%
Commercial Mortgage-Backed Securities	1%
Investment Company	2%
Corporate Notes and Bonds
(Moody’s Ratings (d))
Aa	1%
A	5%
Baa	28%
Ba	14%
B	2%
NR	1%
100%
See accompanying Notes to Schedule of Investments.

38

Aston Funds

ASTON/Lake Partners LASSO Alternatives Fund	July 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

		Market
Shares		Value

INVESTMENT COMPANIES – 99.92%
	Long/Short Strategies – 59.81%
2,492,515	Blackrock Global Long/Short Equity Fund-IS	$28,938,103
2,222,623	Convergence Core Plus Fund	39,340,427
1,186,364	Driehaus Emerging Markets Small Cap Growth Fund	15,968,455
1,599,398	FPA Crescent Fund-I	54,651,422
1,884,923	Gotham Absolute Return Fund	25,540,708
280,311	Putnam Equity Spectrum Fund	12,000,093
2,389,527	Robeco Boston Partners Long/Short Equity Fund - IS	54,337,846
4,653,501	The Weitz Funds - Partners III Opportunity Fund	76,038,203
		306,815,257

	Hedged Credit and Strategic Fixed Income – 19.45%
4,269,926	Avenue Credit Strategies Fund	50,257,028
1,494,956	BlackRock Global Long/Short Credit Fund-INS	16,369,764
2,651	Driehaus Active Income Fund	28,415
2,472	Driehaus Select Credit Fund	25,064
1,413,547	Legg Mason BW Alternative Credit Fund	15,322,854
1,386,702	Metropolitan West Unconstrained Bond Fund	16,640,424
99,195	Scout Unconstrained Bond Fund	1,151,654
		99,795,203

	Arbitrage – 14.88%
1,918,517	Calamos Market Neutral Income Fund	24,768,059
2,200,884	Driehaus Event Driven Fund	23,571,463
2,647,194	Touchstone Merger Arbitrage Fund	28,007,313
		76,346,835

	Global Macro – 2.58%
1,173,743	John Hancock Funds II - Global Absolute Return Strategies Fund	13,251,555

	Money Market – 3.20%
16,429,364	Blackrock Liquidity Funds Treasury Trust Fund Portfolio	16,429,364

	Total Investment Companies	512,638,214
	(Cost $476,840,807)
Total Investments – 99.92%
(Cost $476,840,807)*		512,638,214
Net Other Assets and Liabilities – 0.08%		391,824
Net Assets – 100.00%		$513,030,038

*	At July 31, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$38,152,974
Gross unrealized depreciation	(2,355,567)
Net unrealized appreciation	$35,797,407

See accompanying Notes to Schedule of Investments.

39

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	July 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

		Market
Shares		Value

COMMON STOCKS – 99.89%
	Consumer Discretionary – 16.68%
105,000	Coach (a)	$3,628,800
400,000	Ford Motor (a)	6,808,000
200,000	General Motors (a)	6,764,000
120,000	Kohl’s (a)	6,424,800
65,000	Mattel (a)	2,302,625
600,000	Staples (a)	6,954,000
		32,882,225

	Consumer Staples – 6.80%
100,000	ConAgra Foods (a)	3,013,000
72,000	Dr Pepper Snapple Group (a)	4,230,720
70,000	PepsiCo (a)	6,167,000
		13,410,720

	Energy – 9.87%
29,000	Anadarko Petroleum (a)	3,098,650
61,000	Apache (a)	6,262,260
75,000	Devon Energy (a)	5,662,500
33,000	Occidental Petroleum (a)	3,224,430
30,000	Transocean Ltd. (Switzerland) (a)	1,210,200
		19,458,040

	Financials – 9.07%
145,000	BB&T (a)	5,367,900
175,000	Hartford Financial Services Group (a)	5,978,000
665,000	Huntington Bancshares (a)	6,530,300
		17,876,200

	Healthcare – 5.10%
40,000	Abbott Laboratories (a)	1,684,800
13,000	Laboratory Corp. of America Holdings * (a)	1,347,970
115,000	Quest Diagnostics (a)	7,026,500
		10,059,270

	Industrials – 13.81%
190,000	ADT (a)	6,612,000
80,000	Deere (a)	6,808,800
90,000	General Electric (a)	2,263,500
150,000	Republic Services (a)	5,689,500
130,000	Waste Management (a)	5,835,700
		27,209,500

	Information Technology – 17.45%
20,000	CA (a)	577,600
275,000	Cisco Systems (a)	6,938,250
340,000	Corning (a)	6,681,000
245,000	EMC (a)	7,178,500
280,000	Intel (a)	9,489,200
24,800	Microsoft (a)	1,070,368
60,000	Xilinx (a)	2,467,800
		34,402,718

	Materials – 1.83%
220,000	Alcoa (a)	3,605,800

	Telecommunication Services – 6.46%
195,000	AT&T (a)	6,940,050
147,700	CenturyLink (a)	5,795,748
		12,735,798

	Utilities – 12.82%
87,000	Entergy (a)	6,336,210
195,000	Exelon (a)	6,060,600
200,000	FirstEnergy (a)	6,242,000
175,000	PPL (a)	5,773,250
24,100	Public Service Enterprise Group (a)	847,597
		25,259,657

	Total Common Stocks
	(Cost $183,479,800)	196,899,928

Number of
Contracts

PURCHASED OPTIONS – 1.14%
	SPDR S&P 500 ETF TRUST
4,490	Strike @ $170 Exp 9/14	300,830
7,990	Strike @ $171 Exp 9/14	559,300
7,890	Strike @ $172 Exp 9/14	599,640
7,890	Strike @ $173 Exp 9/14	654,870
690	Strike @ $174 Exp 9/14	62,100
690	Strike @ $175 Exp 9/14	70,380

	Total Purchased Options
	(Cost $1,520,984)	2,247,120

See accompanying Notes to Schedule of Investments.

40

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	July 31, 2014
Schedule of Investments (unaudited) — continued

		Market
Shares		Value

INVESTMENT COMPANY – 3.60%
7,087,008	BlackRock Liquidity Funds TempCash Portfolio	$7,087,008
	Total Investment Company
	(Cost $7,087,008)	7,087,008
Total Investments – 104.63%
(Cost $192,087,792)**		206,234,056
Net Other Assets and Liabilities – (4.63)%		(9,120,731)
Net Assets – 100.00%		$197,113,325

*	Non-income producing security.
**	At July 31, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$21,941,745
Gross unrealized depreciation	(7,795,481)
Net unrealized appreciation	$14,146,264

(a)	Security position is either partially or entirely pledged as collateral for written options.

ETF	Exchange-Traded Fund
S&P	Standard & Poor
SPDR	Standard & Poor’s Depositary Receipt

Transactions in written call options for the period ended July 31, 2014 were as follows:

	Number of
Contracts	Contracts	Premium
Outstanding, October 31, 2013	58,830	$4,160,902
Call Options Written	178,533	15,442,961
Call Options Closed or Expired	(180,338)	(14,472,711)
Call Options Exercised	(1,509)	(206,813)
Outstanding, July 31, 2014	55,516	$4,924,339

Premiums received and value of written call equity options outstanding as of July 31, 2014.

Number of		Premium	Market
Contracts	Description	Received	Value
	Abbott Laboratories
400	Strike @ $42 Exp 1/15	$33,803	$80,400

	ADT
750	Strike @ $35 Exp 1/15	85,269	157,500
1,150	Strike @ $40 Exp 1/15	79,022	74,750

	Alcoa
2,000	Strike @ $12 Exp 1/15	251,278	920,000
200	Strike @ $15 Exp 1/15	12,792	42,400

	Anadarko Petroleum
290	Strike @ $92.50 Exp 1/15	127,070	503,875

	Apache
610	Strike @ $90 Exp 1/15	247,984	869,250

	AT&T
802	Strike @ $40 Exp 4/15	17,985	22,857
1,048	Strike @ $37 Exp 1/15	64,785	73,360
100	Strike @ $38 Exp 1/15	4,301	3,900

	BB&T
1,450	Strike @ $36 Exp 3/15	359,534	346,550

	CA
200	Strike @ $32 Exp 2/15	11,792	10,000

	CenturyLink
1,477	Strike @ $38 Exp 1/15	75,789	389,928

	Cisco Systems
500	Strike @ $27 Exp 4/15	37,479	46,000
2,250	Strike @ $30 Exp 4/15	71,658	77,625

	Coach
1,050	Strike @ $40 Exp 2/15	116,355	112,875

	ConAgra Foods
1,000	Strike @ $30 Exp 1/15	108,957	145,000

	Corning
1,900	Strike @ $19 Exp 2/15	336,425	323,000
500	Strike @ $22 Exp 1/15	44,479	20,000
500	Strike @ $22 Exp 2/15	71,978	25,500
500	Strike @ $23 Exp 2/15	51,479	16,000

	Deere
450	Strike @ $100 Exp 3/15	44,331	29,475
350	Strike @ $97.5 Exp 3/15	51,785	32,900

	Devon Energy
250	Strike @ $72.5 Exp 1/15	50,214	157,500
500	Strike @ $75 Exp 1/15	74,528	247,500

	Dr Pepper Snapple Group
670	Strike @ $55 Exp 11/14	143,740	321,600
50	Strike @ $60 Exp 11/14	2,948	10,000

	EMC
750	Strike @ $30 Exp 1/15	28,713	108,750
20	Strike @ $31 Exp 1/15	540	2,160
1,680	Strike @ $32 Exp 1/15	31,648	127,680

	Entergy
870	Strike @ $70 Exp 1/15	104,473	391,500

	Exelon
300	Strike @ $35 Exp 1/15	16,788	12,000
1,500	Strike @ $37 Exp 1/15	77,189	30,000

	FirstEnergy
1,550	Strike @ $38 Exp 1/15	81,118	17,050
150	Strike @ $39 Exp 1/15	3,594	750

	Ford Motor
400	Strike @ $18 Exp 3/15	31,583	28,400
300	Strike @ $20 Exp 3/15	6,987	7,800
3,300	Strike @ $21 Exp 3/15	81,466	54,450

	General Electric
50	Strike @ $28 Exp 1/15	2,098	1,100
450	Strike @ $28 Exp 3/15	15,732	13,950

	General Motors
1,050	Strike @ $41 Exp 3/15	139,355	58,275

See accompanying Notes to Schedule of Investments.

41

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	July 31, 2014
Schedule of Investments (unaudited) – continued

Number of		Premium	Market
Contracts	Description	Received	Value
450	Strike @ $42 Exp 1/15	$33,731	$12,150
450	Strike @ $42 Exp 3/15	25,748	17,550

	Hartford Financial Services Group
50	Strike @ $38 Exp 1/15	4,328	2,250
1,700	Strike @ $41 Exp 3/15	77,858	63,750

	Huntington Bancshares
1,076	Strike @ $10 Exp 1/15	30,870	48,420
424	Strike @ $11 Exp 1/15	7,037	6,360
4,650	Strike @ $12 Exp 1/15	82,764	44,175

	Intel
1,000	Strike @ $32 Exp 1/15	18,960	305,000
1,000	Strike @ $35 Exp 4/15	87,411	187,000
800	Strike @ $37 Exp 4/15	75,166	92,000

	Kohl’s
424	Strike @ $52.5 Exp 1/15	189,524	156,880
726	Strike @ $55 Exp 1/15	290,275	177,144
50	Strike @ $57.5 Exp 1/15	7,900	7,900

	Laboratory Corp. of America Holdings
60	Strike @ $110 Exp 11/14	18,977	14,400
70	Strike @ $115 Exp 2/15	19,583	17,325

	Mattel
300	Strike @ $37 Exp 1/15	39,599	27,000
150	Strike @ $38 Exp 1/15	10,350	9,375

	Microsoft
248	Strike @ $38 Exp 1/15	81,213	141,980

	Occidental Petroleum
150	Strike @ $105 Exp 1/15	39,149	29,400
110	Strike @ $95 Exp 8/14	27,830	38,500
70	Strike @ $97.50 Exp 8/14	13,510	12,810

	PepsiCo
350	Strike @ $82.5 Exp 10/14	69,415	211,750
100	Strike @ $85 Exp 1/15	25,095	49,000
250	Strike @ $87.50 Exp 1/15	53,880	85,000

	PPL
1,300	Strike @ $35 Exp 1/15	57,146	50,700
200	Strike @ $36 Exp 1/15	7,792	2,000
250	Strike @ $37 Exp 1/15	9,740	3,125

	Public Service Enterprise Group
241	Strike @ $35 Exp 9/14	37,656	26,510

	Quest Diagnostics
229	Strike @ $65 Exp 1/15	25,941	50,380
775	Strike @ $70 Exp 1/15	77,098	62,000
146	Strike @ $70 Exp 2/15	10,303	14,600

	Republic Services
1,000	Strike @ $40 Exp 1/15	41,459	45,000
500	Strike @ $41 Exp 1/15	17,230	12,500

	Staples
1,500	Strike @ $15 Exp 3/15	19,939	25,500

	Transocean Ltd.
200	Strike @ $50 Exp 1/15	18,592	6,000
100	Strike @ $55 Exp 8/14	13,796	400

	Waste Management
200	Strike @ $47 Exp 1/15	11,792	12,400
600	Strike @ $48 Exp 1/15	23,375	22,500

	Xilinx
50	Strike @ $46 Exp 3/15	5,148	5,375
250	Strike @ $48 Exp 3/15	18,115	17,000

	Total Written Call Options	$4,924,339	$8,026,719

See accompanying Notes to Schedule of Investments.

42

Aston Funds

ASTON/River Road Long-Short Fund	July 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

The chart represents total investments in the Fund. Exchange Traded Funds and Materials are negative 1.83% and 2.95%, respectively and cannot be represented in the pie chart format.

Shares			Market Value

COMMON STOCKS – 83.98%
		Consumer Discretionary – 33.69%
	83,734	Ascent Capital Group, Class A *	$5,189,833
	327,343	Chico’s FAS	5,175,293
	186,296	Comcast, Class A (a)	10,009,684
	253,329	International Speedway, Class A (a)	7,680,935
	255,370	Liberty Interactive, Class A * (a)	7,163,129
	166,152	Liberty Media, Class C *	7,809,144
	348,675	News, Class A * (a)	6,154,114
	89,067	PetSmart	6,069,025
	259,119	Quebecor, Class B (Canada)	6,288,154
	85,647	Target (a)	5,103,705
	85,050	Time Warner	7,060,851
	22,458	Tribune Publishing *	472,297
	89,833	Tribune, Class A *	7,411,222
	159,281	Twenty-First Century Fox	5,046,022
			86,633,408

		Consumer Staples – 4.01%
	138,966	Nestle, SP ADR (a)	10,304,329

		Energy – 4.88%
	47,636	Devon Energy	3,596,518
	41,211	National-Oilwell Varco	3,339,739
	57,607	Occidental Petroleum (a)	5,628,780
			12,565,037

		Financials – 10.24%
	64,820	Berkshire Hathaway, Class B * (a)	8,130,373
	329,391	FNFV Group *	5,388,837
	128,833	Oaktree Capital Group	6,441,650
	10,516	White Mountains Insurance Group (Bermuda) (a)	6,361,234
			26,322,094

		Healthcare – 2.51%
	123,327	Sanofi, ADR (France)	6,446,302

		Industrials – 12.27%
	173,235	ADT (a)	6,028,578
	215,888	Brink’s	5,794,434
	171,468	Expeditors International of Washington (a)	7,403,988
	342,105	GenCorp * (a)	6,072,364
	329,491	Wesco Aircraft Holdings *	6,243,854
			31,543,218

		Information Technology – 13.68%
	209,268	Blackhawk Network Holdings *	5,836,485
	186,822	eBay * (a)	9,864,202
	116,668	Microsoft (a)	5,035,391
	139,426	Oracle (a)	5,631,416
	119,703	QUALCOMM (a)	8,822,111
			35,189,605

		Utilities – 2.70%
	100,631	National Fuel Gas (a)	6,934,482

		Total Common Stocks (Cost $212,398,881)	215,938,475

INVESTMENT COMPANY – 28.16%
72,405,640		BlackRock Liquidity Funds TempCash Portfolio	72,405,640

		Total Investment Company (Cost $72,405,640)	72,405,640
Total Investments – 112.14% (Cost $284,804,521)**			288,344,115

$64,890,402 in cash and $70,663,838 in securities was segregated or on deposit with a prime broker to cover short sales as of July 31, 2014.

SHORT SALES – (32.87)%

COMMON STOCKS – (31.04)%

		Consumer Discretionary – (7.30)%
	(90,984)	Best Buy	(2,704,954)
	(128,605)	Clubcorp Holdings	(2,174,710)
	(63,643)	D.R. Horton	(1,317,410)
	(58,861)	Five Below *	(2,155,490)
	(42,247)	Leggett & Platt	(1,385,702)
	(85,293)	Newell Rubbermaid	(2,770,317)
	(279,998)	Ruby Tuesday *	(1,682,788)
	(168,970)	Tile Shop Holdings *	(1,708,287)
	(20,162)	Whirlpool	(2,875,908)
			(18,775,566)

		Consumer Staples – (0.83)%
	(138,631)	Dean Foods	(2,123,827)

		Energy – (0.59)%
	(31,304)	Atwood Oceanics *	(1,507,288)

See accompanying Notes to Schedule of Investments.

43

Aston Funds

ASTON/River Road Long-Short Fund	July 31, 2014
Schedule of Investments (unaudited) – continued

Shares			Market Value

		Financials – (3.39)%
	(44,697)	IGM Financial (Canada)	$(2,108,693)
	(65,062)	Mercury General	(3,202,352)
	(73,755)	Pennsylvania Real Estate Investment Trust, REIT	(1,418,309)
	(47,757)	Plum Creek Timber, REIT	(1,975,707)
			(8,705,061)

		Healthcare – (1.04)%
	(37,554)	Insulet *	(1,327,158)
	(56,408)	Masimo *	(1,358,305)
			(2,685,463)

		Industrials – (8.79)%
	(548,457)	ACCO Brands *	(3,630,785)
	(98,890)	Albany International, Class A	(3,544,218)
	(49,757)	DigitalGlobe *	(1,301,145)
	(38,838)	Masonite International *	(1,903,450)
	(160,612)	Quad Graphics	(3,392,125)
	(209,164)	RR Donnelley & Sons	(3,631,087)
	(51,881)	TAL International Group	(2,293,140)
	(41,498)	Tetra Tech	(1,007,571)
	(47,220)	Veritiv *	(1,885,022)
			(22,588,543)

		Information Technology – (3.48)%
	(79,536)	Cardtronics *	(3,066,908)
	(37,220)	Dealertrack Technologies *	(1,398,355)
	(23,294)	Stratasys *	(2,341,979)
	(50,655)	Teradata *	(2,135,615)
			(8,942,857)

		Materials – (2.95)%
	(92,176)	ArcelorMittal, ADR	(1,401,997)
	(57,753)	Freeport-McMoRan	(2,149,567)
	(13,627)	International Paper	(647,283)
	(141,736)	Teck Resources, Class B (Canada)	(3,395,994)
			(7,594,841)

		Telecommunication Services – (0.50)%
	(32,915)	CenturyLink	(1,291,585)

		Utilities – (2.17)%
	(87,592)	Hawaiian Electric Industries	(2,068,923)
	(31,106)	South Jersey Industries	(1,666,348)
	(52,554)	UIL Holdings	(1,845,171)
			(5,580,442)

		Total Common Stocks
		(Proceeds $80,360,639)	(79,795,473)

EXCHANGE TRADED FUNDS – (1.83)%
	(69,406)	United States Natural Gas Fund LP *	(1,464,467)
	(89,476)	United States Oil Fund LP *	(3,248,874)

		Total Exchange Traded Funds (Cost $5,082,104)	(4,713,341)
Total Short Sales – (32.87)% (Proceeds $85,442,743)			(84,508,814)
Net Other Assets and Liabilities – 20.73%			53,287,092
Net Assets – 100.00%			$257,122,393

*	Non-income producing security.
**	At July 31, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$8,749,918
Gross unrealized depreciation	(4,276,395)
Net unrealized appreciation	$4,473,523

(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

44

Aston Funds

ASTON/Barings International Fund	July 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets
			Market
Shares			Value

COMMON STOCKS – 98.64%
		Australia – 0.99%
	25,878	Amcor (a)	$247,685

		France – 10.69%
	2,833	Air Liquide (a)	360,510
	12,874	AXA (a)	295,775
	4,248	BNP Paribas (a)	281,869
	3,679	Sanofi (a)	386,261
	372	Scor SE (a)	11,967
	9,932	SES	365,069
	4,881	Societe Generale (a)	245,038
	5,771	Total (a)	372,198
	4,988	Vinci (a)	344,236
			2,662,923

		Germany – 12.25%
	2,889	Adidas (a)	228,763
	3,375	Bayer (a)	445,183
	2,966	Bayerische Motoren Werke (a)	353,309
	3,998	Daimler (a)	329,909
	5,968	Deutsche Boerse (a)	432,051
	2,921	Fresenius (a)	436,804
	1,328	Muenchener Rueckversicherungs-Gesellschaft (a)	281,764
	5,032	SAP (a)	395,473
	3,941	Wirecard (a)	146,181
			3,049,437

		Hong Kong – 2.21%
	41,800	AIA Group (a)	223,939
	30,400	HSBC Holdings (a)	325,668
			549,607

		Italy – 1.09%
	34,807	UniCredit (a)	271,533

		Japan – 24.97%
	5,200	Aisin Seiki (a)	201,957
	27,000	Astellas Pharma (a)	366,136
	7,700	Denso (a)	355,167
	3,500	East Japan Railway (a)	280,375
	1,100	FANUC (a)	190,113
	45,000	Hitachi (a)	348,786
	21,000	Hitachi Metals (a)	341,489
	48,000	Isuzu Motors (a)	333,149
	12,600	Japan Tobacco (a)	443,111
	8,000	JGC (a)	242,419
	6,800	KDDI (a)	390,884
	2,600	Kyocera (a)	125,936
	13,700	Mitsubishi (a)	288,685
	32,000	Mitsubishi Electric (a)	422,449
	56,800	Mitsubishi UFJ Financial Group (a)	334,967
	6,000	Mitsui Fudosan (a)	198,143
	66,000	Sumitomo Mitsui Trust Holdings (a)	287,213
	7,100	Takeda Pharmaceutical (a)	323,849
	10,700	Tokio Marine Holdings (a)	336,481
	6,900	Toyota Motor (a)	407,376
			6,218,685

		Mexico – 0.69%
	10,938	Fresnillo (a)	170,957

		Netherlands – 5.71%
	4,601	Airbus Group NV (a)	266,950
	1,525	ASML Holding NV (a)	143,823
	15,232	Koninklijke Ahold NV (a)	265,588
	10,746	Koninklijke Philips NV (a)	331,199
	10,071	Royal Dutch Shell, Class A (a)	414,140
			1,421,700

		Norway – 0.76%
	4,129	Yara International	189,230

		Papua New Guinea – 1.02%
	28,919	Oil Search (a)	252,937

		Singapore – 2.55%
	21,000	DBS Group Holdings (a)	305,956
	37,700	Keppel (a)	330,440
			636,396

		South Korea – 1.62%
	217	Samsung Electronics (a)	280,845
	732	SK Holdings (a)	123,983
			404,828

		Spain – 0.37%
	14,901	Banco Popular Espanol (a)	90,934
	27	Banco Popular Espanol	165
			91,099

See accompanying Notes to Schedule of Investments.

45

Aston Funds

ASTON/Barings International Fund	July 31, 2014
Schedule of Investments (unaudited) – continued

			Market
Shares			Value

		Switzerland – 7.41%
	0	Credit Suisse Group (a) (b)	$7
	5,509	Julius Baer Group (a)	233,704
	3,556	Novartis (a)	309,367
	1,717	Roche Holding (a)	498,283
	529	Syngenta (a)	187,401
	15,982	UBS (a)	274,595
	1,173	Zurich Financial Services (a)	340,768
			1,844,125

		Taiwan – 1.41%
	17,600	Taiwan Semiconductor Manufacturing, SP ADR	352,000

		United Kingdom – 24.90%
	17,298	Admiral Group (a)	424,438
	16,976	AMEC (a)	324,969
	4,939	AstraZeneca (a)	360,630
	71,581	Barclays (a)	271,342
	20,653	BG Group (a)	407,263
	10,416	BHP Billiton (a)	355,312
	6,963	British American Tobacco (a)	407,911
	75,829	BT Group (a)	496,447
	10,771	Experian (a)	184,300
	58,389	GKN (a)	335,952
	15,242	Prudential (a)	350,321
	1,468	Randgold Resources (a)	126,405
	4,315	Reckitt Benckiser Group (a)	380,918
	59,996	Resolution (a)	335,514
	8,065	Shire (a)	663,819
	91,733	Vodafone Group (a)	305,482
	23,529	WPP (a)	468,383
			6,199,406

		United States – 0.00%
	1	Verizon Communications (a)	35

		Total Common Stocks
		(Cost $22,449,329)	24,562,583

INVESTMENT COMPANY - 1.00%
	248,937	BlackRock Liquidity Funds TempFund Portfolio	248,937

		Total Investment Company (Cost $248,937)	248,937

Total Investments – 99.64%
(Cost $22,698,266)*			24,811,520
Net Other Assets and Liabilities – 0.36%			88,927
Net Assets – 100.00%			$24,900,447

*	At July 31, 2014, cost is identical for book and Federal income tax purposes

Gross unrealized appreciation	$3,224,137
Gross unrealized depreciation	(1,110,883)
Net unrealized appreciation	$2,113,254

(a)	Securities with a total aggregate market value of $23,656,119 or 95.00% of net assets were valued under the fair value procedures approved by the Fund’s Board of Trustees.

(b)	Less than 0.5 shares held.

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

46

Aston Funds

ASTON/Guardian Capital Global Dividend Fund	July 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

			Market
Shares			Value

COMMON STOCKS – 100.20%
		Australia – 4.69%
	2,300	Australia & New Zealand Banking Group (a)	$71,810
	300	Commonwealth Bank of Australia (a)	23,139
	1,100	Sonic Healthcare (a)	18,399
	8,400	Telstra (a)	42,597
	1,200	Westpac Banking (a)	38,160
			194,105

		Belgium – 0.43%
	500	Ageas (a)	17,946

		Bermuda – 1.20%
	1,370	Seadrill	49,676

		Canada – 2.19%
	610	Keyera	45,663
	690	Pembina Pipeline	28,907
	520	Westshore Terminals Investment	15,834
			90,404

		Finland – 0.48%
	2,200	Stora Enso (a)	19,767

		France – 4.79%
	2,600	AXA (a)	59,734
	1,400	Electricite de France (a)	45,225
	300	Neopost (a)	21,064
	800	Total (a)	51,596
	300	Vinci (a)	20,704
			198,323

		Germany – 5.68%
	500	BASF (a)	51,747
	300	Bayer (a)	39,572
	400	Daimler (a)	33,007
	1,900	Deutsche Telekom (a)	30,832
	100	Muenchener Rueckversicherungs-Gesellschaft (a)	21,217
	1,400	ProSiebenSat.1 Media (a)	58,700
			235,075

		Ireland – 1.77%
	1,250	Seagate Technology	73,250

		Italy – 0.74%
	1,200	Eni (a)	30,535

		Netherlands – 0.73%
	730	Unilever	30,025

		Spain – 3.23%
	4,877	Banco Santander, SP ADR	48,624
	4,067	Ferrovial (a)	85,212
			133,836

		Sweden – 1.79%
	4,200	Skandinaviska Enskilda Banken AB (a)	56,225
	700	Swedbank AB, Class A (a)	17,932
			74,157

		Switzerland – 5.09%
	400	Adecco (a)	29,919
	910	Garmin	50,086
	1,000	Nestle (a)	74,040
	650	Novartis, ADR	56,511
			210,556

		United Kingdom – 10.47%
	600	AstraZeneca (a)	43,810
	3,300	BAE Systems (a)	23,783
	350	British American Tobacco, SP ADR	41,090
	9,200	Friends Life Group (a)	51,449
	660	GlaxoSmithKline, SP ADR	31,924
	1,000	Imperial Tobacco Group (a)	43,294
	7,800	Legal & General Group (a)	30,772
	3,900	National Grid (a)	55,549
	1,120	Prudential, ADR	51,498
	500	Royal Dutch Shell, Class A (a)	20,558
	1,600	SSE (a)	39,294
			433,021

		United States – 56.92%
	1,090	AbbVie	57,051
	440	Air Products & Chemicals	58,058
	1,500	Altria Group	60,900
	740	Ameren	28,453
	700	Apple	66,899
	1,979	AT&T	70,433
	860	Automatic Data Processing	69,927
	211	Chevron	27,270
	430	ConocoPhillips	35,475

See accompanying Notes to Schedule of Investments.

47

Aston Funds

ASTON/Guardian Capital Global Dividend Fund	July 31, 2014
Schedule of Investments (unaudited) – continued

Market
Shares	Value

	United States (continued)
1,400	CSX	$41,888
1,390	Dow Chemical	70,987
490	Dr Pepper Snapple Group	28,792
770	Duke Energy	55,540
830	Eaton	56,374
880	Emerson Electric	56,012
270	Entergy	19,664
390	Exxon Mobil	38,587
1,990	Fifth Third Bancorp	40,755
560	General Dynamics	65,391
220	Genuine Parts	18,220
850	Illinois Tool Works	70,015
760	Intel	25,756
900	Johnson & Johnson	90,081
1,230	JPMorgan Chase	70,934
270	Kimberly-Clark	28,045
900	KLA-Tencor	64,341
360	Lockheed Martin	60,109
1,330	Lorillard	80,438
330	Macy’s	19,071
220	McDonald’s	20,803
730	Medtronic	45,070
1,200	Merck	68,088
1,250	Microsoft	53,950
540	Newell Rubbermaid	17,539
2,060	Old Republic International	29,643
290	Omnicom Group	20,297
1,880	Pfizer	53,956
330	Philip Morris International	27,063
370	Procter & Gamble	28,608
700	Reynolds American	39,095
1,380	Six Flags Entertainment	52,744
3,490	Spirit Realty Capital, REIT	40,379
170	Targa Resources Partners	11,370
1,570	Texas Instruments	72,613
360	Valero Energy	18,288
210	Verizon Communications	10,588
480	VF	29,410
740	Waste Management	33,219
1,540	Wells Fargo	78,386
1,169	Williams	66,201
290	Wynn Resorts	61,828
		2,354,604

	Total Common Stocks (Cost $4,031,809)	4,145,280

INVESTMENT COMPANY – 0.51%
21,299	BlackRock Liquidity Funds TempCash Portfolio	21,299

	Total Investment Company (Cost $21,299)	21,299
Total Investments – 100.71% (Cost $4,053,108)*		4,166,579
Net Other Assets and Liabilities – (0.71)%		(29,576)
Net Assets – 100.00%		$4,137,003

*	At July 31, 2014, cost is identical for book and federal income tax purposes.

	Gross unrealized appreciation	$205,237
	Gross unrealized depreciation	(91,766)
	Net unrealized appreciation	$113,471

(a)	Securities with a total aggregate market value of $1,267,588 or 30.64% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

48

Aston Funds

ASTON/LMCG Emerging Markets Fund	July 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets
			Market
Shares			Value

COMMON STOCKS – 91.64%
		Brazil – 8.56%
	4,400	AMBEV SA	$30,410
	3,300	Banco do Brasil SA	40,305
	3,900	Braskem, Preference A	24,118
	495	Cia Brasileira de Distribuicao Grupo Pao de Acucar, SP ADR	23,869
	3,800	Cyrela Brazil Realty SA Empreendimentos e Participacoes	21,087
	4,800	Gerdau, Preference	28,223
	3,900	Hypermarcas *	31,234
	9,400	JBS	34,845
	2,200	Porto Seguro SA	30,429
	9,800	Suzano Papel e Celulose, Preference A	37,883
	3,001	Vale, SP ADR	38,413
			340,816

		China – 11.48%
	62,000	Agricultural Bank of China, Class H (a)	30,036
	42,000	Angang Steel, Class H (a)	31,103
	139,000	Bank of China, Class H (a)	66,427
	49,000	China CITIC Bank, Class H (a)	32,444
	50,000	China Construction Bank, Class H (a)	38,256
	30,000	China Railway Construction, Class H (a)	28,754
	62,000	Chongqing Rural Commerical Bank, Class H (a)	30,666
	67,000	Evergrande Real Estate, Class H (a)	29,041
	30,000	Huaneng Power International, Class H (a)	33,301
	111,000	Industrial and Commercial Bank of China, Class H (a)	75,704
	3,800	Tencent Holdings (a)	61,711
			457,443
		Egypt – 0.63%
	4,293	Commerical International Bank SAE, GDR (a)	24,990

		Hong Kong – 3.96%
	67,000	China Power International Development (a)	28,094
	42,000	China Resources Cement Holdings (a)	30,329
	20,000	COSCO Pacific (a)	30,054
	239,000	GOME Electrical Appliances Holding (a)	40,341
	12,500	Shimao Property Holdings (a)	28,741
			157,559

		India – 4.13%
	941	ICICI Bank, SP ADR	47,069
	1,507	Reliance Industries, GDR (a)	49,823
	1,004	Tata Motors, SP ADR	39,477
	2,452	Wipro, ADR	28,321
			164,690

		Indonesia – 4.40%
	302,200	Adaro Energy Tbk PT (a)	30,403
	88,800	Bank Negara Indonesia Persero Tbk (a)	38,464
	49,000	Bank Rakyat Indonesia Persero Tbk PT (a)	46,998
	55,000	Indofood Sukses Makmur Tbk PT (a)	33,107
	146,100	Perusahaan Perkebunan London Sumatra Tbk PT (a)	26,165
			175,137

		Malaysia – 4.39%
	12,200	AMMB Holdings (a)	26,424
	20,400	DiGi.Com (a)	36,231
	15,300	IJM	32,027
	11,200	RHB Capital (a)	31,670
	56,300	YTL (a)	27,638
	45,270	YTL Power International *	20,964
			174,954

		Mexico – 3.41%
	62,500	America Movil	73,799
	2,600	Gruma, Class B *	28,537
	5,000	Grupo Aeroportuario del Pacifico	33,650
			135,986

		Philippines – 3.09%
	44,400	Alliance Global Group (a)	26,668
	15,390	BDO Unibank (a)	31,918
	14,320	Metropolitan Bank & Trust (a)	28,160
	9,850	Universal Robina (a)	36,489
			123,235

		Poland – 0.58%
	1,005	PKP Cargo SA	22,942

		Russia – 4.06%
	5,723	Gazprom, SP ADR	41,950
	2,855	Gazprom, SP ADR (a)	20,832
	546	Lukoil, SP ADR	30,467

See accompanying Notes to Schedule of Investments.

49

Aston Funds

ASTON/LMCG Emerging Markets Fund	July 31, 2014
Schedule of Investments (unaudited) – continued

			Market
Shares			Value
		Russia (continued)
	31	Lukoil, SP ADR (a)	$1,728
	1,856	MMC Norilsk Nickel OJSC, ADR (a)	36,296
	857	Tatneft, SP ADR (a)	30,461
			161,734

		South Africa – 8.17%
	2,947	Barloworld (a)	27,948
	2,416	Liberty Holdings (a)	29,147
	4,883	Mediclinic International (a)	38,857
	1,470	Mondi (a)	25,852
	3,033	MTN Group (a)	62,781
	13,939	Netcare (a)	40,019
	565	Sasol (a)	32,591
	6,948	Steinhoff International Holdings (a)	34,708
	1,172	Tiger Brands (a)	33,696
			325,599

		South Korea – 17.61%
	20	Amorepacific	34,441
	129	E-Mart (a)	28,966
	529	Hankook Tire (a)	28,955
	908	Hanwha (a)	25,736
	306	Hyundai Hysco (a)	24,494
	287	Hyundai Motor (a)	67,941
	2,431	Industrial Bank of Korea (a)	36,044
	49	KCC (a)	28,845
	1,073	LG Display * (a)	35,224
	456	LG Electronics (a)	33,782
	406	LS (a)	28,602
	1,455	Nexen Tire (a)	23,413
	103	Samsung Electronics (a)	133,304
	835	Shinhan Financial Group (a)	41,239
	138	SK Holdings (a)	23,374
	1,136	SK Hynix * (a)	49,427
	131	SK Telecom (a)	33,628
	1,180	SL (a)	23,832
			701,247

		Taiwan – 10.21%
	31,000	Advanced Semiconductor Engineering (a)	36,815
	70,000	Au Optronics (a)	31,544
	5,000	Catcher Technology (a)	40,867
	13,000	Cheng Uei Precision Industry (a)	24,200
	20,000	Hon Hai Precision Industry (a)	68,534
	27,000	King Yuan Electronics (a)	22,115
	19,000	Pou Chen (a)	21,238
	16,000	Ruentex Development (a)	28,665
	15,000	Taiwan Semiconductor Manufacturing (a)	60,139
	20,740	Uni-President Enterprises (a)	39,482
	72,000	United Microelectronics (a)	33,212
			406,811

		Thailand – 2.76%
	202,800	Hemaraj Land and Development, NVDR (a)	23,063
	5,400	PTT Exploration & Production (a)	27,205
	14,100	PTT Global Chemical (a)	28,731
	253,500	Quality Houses (a)	30,804
			109,803
	Turkey – 4.20%
22,723	Eregli Demir ve Celik Fabrikalari TAS (a)	47,912
31,813	Kardemir Karabuk Demir Celik Sanayi ve Ticaret, Class D * (a)	34,366

7,958	Turk Hava Yollari * (a)	23,881
5,163	Turkcell Iletisim Hizmetleri * (a)	33,762
11,716	Turkiye Vakiflar Bankasi Tao, Class D (a)	27,519
		167,440

	Total Common Stocks
	(Cost $3,387,343)	3,650,386

EXCHANGE TRADED FUNDS – 5.71%
	United States – 5.71%
606	iPath MSCI India Index Fund *	41,735
2,550	iShares MSCI Emerging Markets Index Fund	111,741
2,485	iShares MSCI India	73,978
		227,454

	Total Exchange Traded Funds
	(Cost $188,067)	227,454

INVESTMENT COMPANY – 2.09%
83,251	BlackRock Liquidity Funds TempCash Portfolio	83,251

	Total Investment Company (Cost $83,251)	83,251
Total Investments – 99.44% (Cost $3,658,661)**		3,961,091
Net Other Assets and Liabilities – 0.56%		22,139
Net Assets – 100.00%		$3,983,230

*	Non-income producing security.
**	At July 31, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$493,599
Gross unrealized depreciation	(191,169)
Net unrealized appreciation	$302,430

(a)	Securities with a total aggregate market value of $2,875,926 or 72.20% of the net assets, were valued under the fair value procedures established by the Fund’s Board of Trustees.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

50

Aston Funds

ASTON/Pictet International Fund	July 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets
			Market
Shares			Value

COMMON STOCKS – 98.33%
		Australia – 5.97%
	11,462	ALS (a)	$82,183
	14,334	Asciano (a)	79,568
	7,872	Computershare (a)	94,998
	29,352	Fortescue Metals Group (a)	131,592
	32,518	Healthscope *	47,232
	51,494	Spotless Group Holdings *	88,529
	11,702	UGL (a)	75,112
			599,214

		Austria – 2.53%
	5,446	Erste Group Bank (a)	139,844
	4,147	Raiffeisen Bank International (a)	113,883
			253,727

		Belgium – 0.91%
	2,551	Ageas (a)	91,558

		Bermuda – 2.22%
	2,400	Jardine Matheson Holdings (a)	143,254
	15,402	Odfjell Drilling	79,137
			222,391

		Cayman Islands – 1.02%
	28,000	MGM China Holdings (a)	102,386

		Denmark – 4.32%
	2,243	Carlsberg, Class B (a)	214,607
	6,232	H Lundbeck	142,812
	2,986	Matas (a)	75,752
			433,171

		Finland – 1.32%
	16,670	Nokia (a)	132,066

		France – 3.65%
	1,803	Orpea (a)	118,022
	878	Rubis (a)	52,717
	3,898	Societe Generale (a)	195,689
			366,428

		Germany – 4.90%
	933	Allianz (a)	155,331
	1,370	Bayer (a)	180,711
	1,977	SAP (a)	155,376
			491,418

		Hong Kong – 4.53%
	32,200	AIA Group (a)	172,508
	7,000	Hutchison Whampoa (a)	94,958
	303,817	PCCW	186,993
			454,459

		Italy – 5.09%
	6,399	Astaldi (a)	61,599
	16,418	Cerved Information Solutions *	103,283
	13,774	Snam (a)	81,196
	39,177	UnipolSai (a)	118,596
	12,860	World Duty Free * (a)	146,413
			511,087

		Japan – 23.74%
	3,400	Daiichikosho (a)	100,857
	5,200	Fuji Media Holdings (a)	83,045
	7,400	Fujitec (a)	76,035
	9,800	GMO Internet (a)	106,927
	15,100	Inpex (a)	223,792
	5,700	Japan Tobacco (a)	200,455
	2,400	Miraca Holdings (a)	111,072
	3,600	MISUMI Group (a)	114,731
	5,200	Mitsubishi (a)	109,574
	2,100	Nippon Telegraph & Telephone (a)	139,449
	11,600	NKSJ Holdings (a)	292,917
	3,500	SoftBank (a)	251,609
	6,700	Sony (a)	122,112
	3,900	Sumitomo Mitsui Financial Group (a)	158,981
	3,200	Temp Holdings (a)	101,486
	3,300	Tsuruha Holdings (a)	189,435
			2,382,477

		Malaysia – 1.02%
	33,200	Genting (a)	102,163

		Netherlands – 1.26%
	2,182	Airbus Group NV (a)	126,600

		New Zealand – 1.49%
	53,306	Mighty River Power	107,322
	14,431	Trade Me Group (a)	42,475
			149,797

See accompanying Notes to Schedule of Investments.

51

Aston Funds

ASTON/Pictet International Fund	July 31, 2014
Schedule of Investments (unaudited) – continued

			Market
Shares			Value

		Papua New Guinea – 0.97%
	11,139	Oil Search (a)	$97,426

		Philippines – 0.81%
	713,000	Metro Pacific Investments (a)	81,712

		Portugal – 3.78%
	14,281	Galp Energia (a)	253,476
	21,064	NOS (a)	125,545
			379,021

		Singapore – 2.08%
	42,000	First Resources (a)	75,779
	1,567	Millicom International Cellular, SP ADR (a)	133,322
			209,101

		Spain – 3.09%
	21,550	Distribuidora Internacional de Alimentacion (a)	178,622
	3,950	Enagas (a)	131,415
			310,037

		Sweden – 1.49%
	8,874	Com Hem Holding *	74,162
	1,931	Modern Times Group, Class B (a)	75,224
			149,386

		Switzerland – 9.27%
	1,618	Cie Financiere Richemont (a)	153,536
	5,860	Gategroup Holding (a)	148,283
	3,537	Nestle (a)	261,880
	755	Roche Holding (a)	219,105
	8,584	UBS (a)	147,486
			930,290

		United Kingdom – 12.87%
	13,459	BBA Aviation (a)	72,200
	4,879	BG Group (a)	96,211
	46,567	Enterprise Inns * (a)	98,156
	23,923	HSBC Holdings (a)	256,477
	16,735	Inmarsat (a)	205,263
	9,996	Jazztel * (a)	134,312
	2,865	Rio Tinto (a)	163,747
	7,179	Standard Chartered (a)	148,877
	19,577	William Hill (a)	116,040
			1,291,283

		Total Common Stocks
		(Cost $9,988,747)	9,867,198

PREFERRED STOCK – 1.44%
		Germany – 1.44%
	624	Volkswagen (a)	144,917
			144,917

		Total Preferred Stock
		(Cost $165,923)	144,917

INVESTMENT COMPANY – 0.48%
48,182	BlackRock Liquidity Funds TempCash Portfolio	48,182

	Total Investment Company
	(Cost $48,182)	48,182
Total Investments – 100.25%
(Cost $10,202,852)**		10,060,297
Net Other Assets and Liabilities – (0.25)%		(24,945)
Net Assets – 100.00%		$10,035,352

*	Non-income producing security.
**	At July 31, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$411,714
Gross unrealized depreciation	(554,269)
Net unrealized depreciation	$(142,555)

(a)	Securities with a total aggregate market value of $9,182,645 or 91.50% of the net assets, were valued under the fair value procedures established by the Fund’s Board of Trustees.

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

52

Aston Funds

ASTON/Harrison Street Real Estate Fund	July 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets
			Market
Shares			Value

COMMON STOCKS – 99.82%
		Diversified – 22.72%
	10,105	Crown Castle International	$749,589
	9,902	DuPont Fabros Technology	271,414
	7,758	EPR Properties	418,156
	10,364	Liberty Property Trust	364,502
	5,603	Potlatch	231,404
	20,732	Weyerhaeuser	649,326
	4,995	WP Carey	328,321
			3,012,712

		Healthcare – 11.47%
	11,952	LTC Properties	458,120
	13,642	Sabra Health Care, REIT	377,883
	10,771	Ventas	683,958
			1,519,961

		Hotels – 7.21%
	12,185	Chesapeake Lodging Trust	361,651
	2,980	Starwood Hotels & Resorts Worldwide	228,983
	32,040	Strategic Hotels & Resorts *	365,576
			956,210

		Industrial – 7.37%
	14,891	Prologis	607,702
	16,170	STAG Industrial	369,323
			977,025

		Office Properties – 12.49%
	35,112	American Realty Capital Properties	460,318
	4,613	Boston Properties	551,023
	8,647	Corporate Office Properties Trust	245,315
	3,701	SL Green Realty	398,968
			1,655,624
	Residential – 13.37%
3,373	Essex Property Trust	639,420
5,057	Home Properties	332,700
4,312	Mid-America Apartment Communities	301,495
17,169	UDR	499,275
		1,772,890

	Retail – 19.57%
16,784	Kimco Realty	375,626
15,488	Ramco-Gershenson Properties Trust	257,101
17,228	Retail Opportunity Investments	265,828
7,878	Simon Property Group	1,325,001
19,665	Washington Prime Group *	371,472
		2,595,028

	Storage – 5.62%
8,262	Extra Space Storage	427,393
4,138	Sovran Self Storage	317,467
		744,860

	Total Common Stocks
	(Cost $12,754,576)	13,234,310

INVESTMENT COMPANY – 0.11%
14,229	BlackRock Liquidity Funds TempCash Portfolio	14,229

	Total Investment Company
	(Cost $14,229)	14,229

Total Investments – 99.93%
(Cost $12,768,805)**		13,248,539
Net Other Assets and Liabilities – 0.07%		9,206
Net Assets – 100.00%		$13,257,745

*	Non-income producing security.
**	At July 31, 2014, cost is identical for book and federal income tax purposes.

Gross unrealized appreciation	$601,656
Gross unrealized depreciation	(121,922)
Net unrealized appreciation	$479,734

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

53

Aston Funds

ASTON/Montag & Caldwell Balanced Fund	July 31, 2014
Schedule of Investments (unaudited)

% of Total Net Assets

			Market
Shares			Value

COMMON STOCKS – 58.14%
		Consumer Discretionary – 5.24%
	2,200	NIKE, Class B	$169,686
	224	Priceline.com *	278,309
	874	Ralph Lauren	136,222
	5,300	Starbucks	411,704
	3,350	TJX	178,522
			1,174,443

		Consumer Staples – 13.44%
	6,600	Colgate-Palmolive	418,440
	1,300	Costco Wholesale	152,802
	5,850	Estee Lauder, Class A	429,741
	15,750	Mondelez International, Class A	567,000
	6,420	PepsiCo	565,602
	4,750	Procter & Gamble	367,270
	7,400	Walgreen	508,898
			3,009,753

		Energy – 3.02%
	3,600	Occidental Petroleum	351,756
	3,000	Schlumberger	325,170
			676,926

		Financials – 3.68%
	4,500	American Express	396,000
	1,800	State Street	126,792
	5,900	Wells Fargo	300,310
			823,102

		Healthcare – 15.67%
	11,250	Abbott Laboratories	473,850
	2,485	Allergan	412,162
	4,250	AmerisourceBergen	326,867
	1,780	Biogen Idec *	595,214
	7,500	Gilead Sciences *	686,625
	2,887	McKesson	553,900
	3,800	Thermo Fisher Scientific	461,700
			3,510,318

		Industrials – 5.58%
	11,650	General Electric	292,998
	2,696	Union Pacific	265,044
	5,200	United Parcel Service, Class B	504,868
	792	WW Grainger	186,239
			1,249,149

		Information Technology – 9.44%
	3,650	Accenture, Class A (Ireland)	289,372
	4,850	eBay *	256,080
	727	Google, Class A *	421,333
	228	Google, Class C *	130,325
	9,100	Juniper Networks *	214,214
	5,700	QUALCOMM	420,090
	1,810	Visa, Class A	381,928
			2,113,342

		Materials – 2.07%
	4,100	Monsanto	463,669

		Total Common Stocks (Cost $10,397,826)	13,020,702

Par Value

CORPORATE NOTES AND BONDS – 21.55%
		Consumer Staples – 3.14%
	$300,000	Coca-Cola Senior Unsecured Notes 5.350%, 11/15/17	338,614
	325,000	PepsiCo Senior Unsecured Notes 5.000%, 06/01/18	363,540
			702,154

		Financials – 7.40%
	300,000	General Electric Capital Senior Unsecured Notes, MTN 4.375%, 09/16/20	328,200
	300,000	Goldman Sachs Group Senior Unsecured Notes 3.625%, 02/07/16	312,054
	300,000	JPMorgan Chase Senior Unsecured Notes 4.350%, 08/15/21	323,156
	350,000	U.S. Bancorp
		Subordinated Notes, MTN
		2.950%, 07/15/22	342,977
	350,000	Wells Fargo Senior Unsecured Notes, MTN, Series 1 3.750%, 10/01/14	351,903
			1,658,290

See accompanying Notes to Schedule of Investments.

54

Aston Funds

ASTON/Montag & Caldwell Balanced Fund	July 31, 2014
Schedule of Investments (unaudited) – continued

			Market
Par Value			Value
		Healthcare – 4.16%
	$250,000	Johnson & Johnson Senior Unsecured Notes 5.950%, 08/15/37	$326,584
	300,000	Medtronic Senior Unsecured Notes 3.000%, 03/15/15	304,966
	300,000	Pfizer Senior Unsecured Notes 1.100%, 05/15/17	299,600
			931,150

		Industrials – 1.39%
	300,000	United Parcel Service Senior Unsecured Notes 3.125%, 01/15/21	311,305

		Information Technology – 5.46%
	300,000	Apple Senior Unsecured Notes 1.000%, 05/03/18	293,626
	300,000	Cisco Systems Senior Unsecured Notes 5.500%, 02/22/16	322,792
	300,000	Google Senior Unsecured Notes 3.625%, 05/19/21	319,059
	300,000	Oracle Senior Unsecured Notes 2.500%, 10/15/22	287,512
			1,222,989

		Total Corporate Notes and Bonds (Cost $4,711,014)	4,825,888

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 13.86%
		Fannie Mae – 0.20%
	12,269	7.500%, 02/01/35, Pool # 787557	14,182
	2,939	7.500%, 04/01/35, Pool # 819231	3,166
	24,186	6.000%, 11/01/35, Pool # 844078	27,314
			44,662

		Freddie Mac – 1.71%
	375,000	1.000%, 09/29/17	372,903
	10,157	5.500%, 12/01/20, Gold Pool # G11820	11,038
			383,941

		Government National Mortgage Association – 0.04%
	7,905	5.500%, 02/15/39, Pool # 698060	8,757

		U.S. Treasury Bonds – 3.37%
	225,000	5.375%, 02/15/31	294,961
	300,000	3.500%, 02/15/39	313,594
	150,000	3.125%, 11/15/41	145,746
			754,301

		U.S. Treasury Notes – 8.54%
	325,000	4.000%, 02/15/15	331,868
	275,000	0.250%, 02/15/15	275,279
	225,000	4.500%, 02/15/16	239,388
	325,000	2.625%, 04/30/16	337,543
	325,000	4.625%, 02/15/17	356,319
	375,000	2.125%, 08/15/21	372,422
			1,912,819

		Total U.S. Government and Agency Obligations (Cost $3,064,129)	3,104,480

Shares

INVESTMENT COMPANY – 6.09%
	1,364,091	BlackRock Liquidity Funds TempCash Portfolio	1,364,091

		Total Investment Company (Cost $1,364,091)	1,364,091

Total Investments – 99.64% (Cost $19,537,058)**			22,315,161
Net Other Assets and Liabilities – 0.36%			81,007
Net Assets – 100.00%			$22,396,168

*	Non-income producing security.
**	At July 31, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$2,866,279
Gross unrealized depreciation	(88,176)
Net unrealized appreciation	$2,778,103

MTN	Medium Term Note

Portfolio Composition
Common Stocks	58%
U.S. Government and Agency Obligations	14%
Investment Company	6%
Corporate Notes and Bonds
(Moody’s Ratings)
Aaa	2%
Aa	6%
A	13%
Baa	1%
100%

See accompanying Notes to Schedule of Investments.

55

Aston Funds

Notes to Schedule of Investments (unaudited)	July 31, 2014

Note (1) Security Valuation: Equity securities, closed-end funds, exchange-traded funds, index options traded on a national securities exchange, and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price (“NOCP”), if applicable. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices may be used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by an independent pricing service when such prices are believed by the Adviser to reflect the current market value of such securities, in accordance with guidelines adopted by the Board of Trustees. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. If accurate market quotations are not available, securities are valued at fair values in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with maturities of 60 days or less, are valued at amortized cost, which approximates fair market value. Repurchase agreements are valued at cost. Investments in money market funds and other mutual funds are valued at the underlying fund’s net asset value (“NAV”) at the date of valuation. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair valuation procedures adopted by the Board of Trustees, the Funds may utilize the services of an independent pricing service to determine fair value prices for foreign securities held by Barings International Fund, Guardian Capital Global Dividend Fund, LMCG Emerging Markets Fund and Pictet International Fund, if certain market events occur.

Certain Funds invest in securities of other investment companies, including open-end funds, closed-end funds and exchange-traded funds (“ETFs”). Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company. Typically, an ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market values. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate shares of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their shares of the Fund’s fees and expenses.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

●	Level 1 –	unadjusted quoted prices in active markets for identical assets or liabilities
●	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

56

Aston Funds

Notes to Schedule of Investments (unaudited) – continued	July 31, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the market value at the end of the period. The summary of each Fund’s investments that are measured at fair value by Level within the fair value hierarchy as of July 31, 2014 is as follows:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Funds	07/31/14	Prices	Inputs	Inputs
M&C Growth Fund
Assets
Investments in Securities*	$4,520,457,131	$4,520,457,131	$—	$—

TAMRO Diversified Equity Fund
Assets
Investments in Securities*	$55,244,732	$55,244,732	$—	$—

Herndon Large Cap Value Fund
Assets
Investments in Securities*	$172,324,394	$172,324,394	$—	$—

Cornerstone Large Cap Value Fund
Assets
Investments in Securities*	$196,687,120	$196,687,120	$—	$—

River Road Dividend All Cap Value Fund
Assets
Investments in Securities*	$1,217,640,317	$1,217,640,317	$—	$—

River Road Dividend All Cap Value Fund II
Assets
Investments in Securities*	$121,094,733	$121,094,733	$—	$—

Fairpointe Mid Cap Fund
Assets
Investments in Securities*	$5,927,503,693	$5,927,503,693	$—	$—

M&C Mid Cap Growth Fund
Assets
Investments in Securities*	$10,994,668	$10,994,668	$—	$—

LMCG Small Cap Growth Fund
Assets
Investment in Securities*	$39,821,559	$39,821,559	$—	$—

Silvercrest Small Cap Fund
Assets
Investments in Securities*	$54,165,187	$54,165,187	$—	$—

TAMRO Small Cap Fund
Assets
Common Stocks
Consumer Discretionary	$151,619,679	$151,619,679	$—	$—
Consumer Staples	80,254,748	65,610,450	14,644,298	—
Energy	57,207,735	57,207,735	—	—
Financials	212,421,921	212,421,921	—	—
Healthcare	124,973,201	124,973,201	—	—
Industrials	207,629,219	207,629,219	—	—
Information Technology	150,180,038	150,180,038	—	—
Materials	5,813,648	5,813,648	—	—
Total Common Stocks	990,100,189	975,455,891	14,644,298	—
Investment Company*	5,683,468	5,683,468	—	—
Total	$995,783,657	$981,139,359	$14,644,298	$—

River Road Select Value Fund
Assets
Investments in Securities*	$196,336,599	$196,336,599	$—	$—

57

Aston Funds

July 31, 2014
Notes to Schedule of Investments (unaudited) – continued

Funds	Total Value at 07/31/14	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
River Road Small Cap Value Fund
Assets
Common Stocks
Consumer Discretionary	$45,628,394	$45,628,394	$—	$—
Consumer Staples	9,053,179	4,373,608	4,679,571	—
Energy	23,350,683	17,266,028	6,084,655	—
Financials	40,453,016	40,453,016	—	—
Healthcare	14,133,939	14,133,939	—	—
Industrials	52,021,261	52,021,261	—	—
Information Technology	45,153,674	45,153,674	—	—
Materials	10,830,824	10,830,824	—	—
Telecommunication Services	10,257,350	10,257,350	—	—
Total Common Stocks	250,882,320	240,118,094	10,764,226	—
Investment Company*	23,761,922	23,761,922	—	—
Total	$274,644,242	$263,880,016	$10,764,226	$—
River Road Independent Value Fund
Assets
Investments in Securities*	$708,283,050	$708,283,050	$—	$—
DoubleLine Core Plus Fixed Income Fund
Assets
Corporate Notes and Bonds	$43,198,865	$—	$43,198,865	$—
Collateralized Mortgage-Backed Securities	27,595,666	—	27,595,666	—
U.S. Government Obligations	20,853,349	—	20,853,349	—
Agency Collateralized Mortgage Obligations	13,135,263	—	13,135,263	—
U.S. Government Mortgage-Backed Securities	8,558,389	—	8,558,389	—
Asset-Backed Securities	8,142,701	—	8,142,701	—
Foreign Government Bonds	460,513	—	460,513	—
Investment Companies*	9,391,997	9,391,997	—	—
Total	$131,336,743	$9,391,997	$121,944,746	$—
TCH Fixed Income Fund
Assets
Corporate Notes and Bonds	$26,673,226	$—	$26,673,226	$—
U.S. Government and Agency Obligations	23,298,391	—	23,298,391	—
Asset-Backed Securities	507,659	—	507,659	—
Commercial Mortgage-Backed Security	306,039	—	306,039	—
Investment Company*	753,076	753,076	—	—
Total	$51,538,391	$753,076	$50,785,315	$—
Lake Partners LASSO Alternative Fund
Assets
Investments in Securities*	$512,638,214	$512,638,214	$—	$—
Anchor Capital Enhanced Equity Fund
Assets
Common Stocks*	$196,899,928	$196,899,928	$—	$—
Derivatives
Equity Contracts	2,247,120	2,247,120	—	—
Investment Company*	7,087,008	7,087,008	—	—
Total Assets	206,234,056	206,234,056	—	—
Liabilities
Derivatives
Equity Covered Call Contracts	(8,026,719)	(8,026,719)	—	—
Total Liabilities	(8,026,719)	(8,026,719)	—	—
Total	$198,207,337	$198,207,337	$—	$—

58

Aston Funds

July 31, 2014
Notes to Schedule of Investments (unaudited) – continued

Funds	Total Value at 07/31/14	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
River Road Long-Short Fund
Assets
Investments in Securities*	$288,344,115	$288,344,115	$—	$—
Total Assets	288,344,115	288,344,115	—	—
Liabilities
Securities Sold Short*	$(84,508,814)	$(84,508,814)	—	—
Total Liabilities	(84,508,814)	(84,508,814)	—	—
Total	$203,835,301	$203,835,301	$—	$—
Barings International Fund
Assets
Common Stocks
Australia	$247,685	$—	$247,685	$—
France	2,662,923	365,069	2,297,854	—
Germany	3,049,437	—	3,049,437	—
Hong Kong	549,607	—	549,607	—
Italy	271,533	—	271,533	—
Japan	6,218,685	—	6,218,685	—
Mexico	170,957	—	170,957	—
Netherlands	1,421,700	—	1,421,700	—
Norway	189,230	189,230	—	—
Papua New Guinea	252,937	—	252,937	—
Singapore	636,396	—	636,396	—
South Korea	404,828	—	404,828	—
Spain	91,099	—	91,099	—
Switzerland	1,844,125	—	1,844,125	—
Taiwan	352,000	352,000	—	—
United Kingdom	6,199,406	—	6,199,406	—
United States	35	—	35	—
Total Common Stocks	24,562,583	906,299	23,656,284	—
Investment Company*	248,937	248,937	—	—
Total	$24,811,520	$1,155,236	$23,656,284	$—
Guardian Capital Global Dividend Fund
Assets
Common Stocks
Australia	$194,105	$—	$194,105	$—
Belgium	17,946	—	17,946	—
Bermuda	49,676	49,676	—	—
Canada	90,404	90,404	—	—
Finland	19,767	—	19,767	—
France	198,323	—	198,323	—
Germany	235,075	—	235,075	—
Ireland	73,250	73,250	—	—
Italy	30,535	—	30,535	—
Netherlands	30,025	30,025	—	—
Spain	133,836	48,624	85,212	—
Sweden	74,157	—	74,157	—
Switzerland	210,556	106,597	103,959	—
United Kingdom	433,021	124,512	308,509	—
United States	2,354,604	2,354,604	—	—
Total Common Stocks	4,145,280	2,877,692	1,267,588	—
Investment Company*	21,299	21,299	—	—
Total	$4,166,579	$2,898,692	$1,267,588	$—

59

Aston Funds

July 31, 2014
Notes to Schedule of Investments (unaudited) – continued

Funds	Total Value at 07/31/14	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
LMCG Emerging Markets Fund
Assets
Common Stocks
Brazil	$340,816	$340,816	$—	$—
China	457,443	—	457,443	—
Egypt	24,990	—	24,990	—
Hong Kong	157,559	—	157,559	—
India	164,690	114,867	49,823	—
Indonesia	175,137	—	175,137	—
Malaysia	174,954	52,991	121,963	—
Mexico	135,986	135,986	—	—
Philippines	123,235	—	123,235	—
Poland	22,942	22,942	—	—
Russia	161,734	72,417	89,317	—
South Africa	325,599	—	325,599	—
South Korea	701,247	34,441	666,806	—
Taiwan	406,811	—	406,811	—
Thailand	109,803	—	109,803	—
Turkey	167,440	—	167,440	—
Total Common Stocks	3,650,386	774,460	2,875,926	—
Exchange Traded Funds	227,454	227,454	—	—
Investment Company*	83,251	83,251	—	—
Total	$3,961,091	$1,085,165	$2,875,926	$—
ASTON/Pictet International Fund
Assets
Common Stocks
Australia	$599,214	$135,761	$463,453	$—
Austria	253,727	—	253,727	—
Belgium	91,558	—	91,558	—
Bermuda	222,391	79,137	143,254	—
Cayman Islands	102,386	—	102,386	—
Denmark	433,171	142,812	290,359	—
Finland	132,066	—	132,066	—
France	366,428	—	366,428	—
Germany	491,418	—	491,418	—
Hong Kong	454,459	186,993	267,466	—
Italy	511,087	103,283	407,804	—
Japan	2,382,477	—	2,382,477	—
Malaysia	102,163	—	102,163	—
Netherlands	126,600	—	126,600	—
New Zealand	149,797	107,322	42,475	—
Papua New Guinea	97,426	—	97,426	—
Philippines	81,712	—	81,712	—
Portugal	379,021	—	379,021	—
Singapore	209,101	—	209,101	—
Spain	310,037	—	310,037	—
Sweden	149,386	74,162	75,224	—
Switzerland	930,290	—	930,290	—
United Kingdom	1,291,283	—	1,291,283	—
Total Common Stocks	9,867,198	829,470	9,037,728	—
Preferred Stock	144,917	—	144,917	—
Investment Company*	48,182	48,182	—	—
Total	$10,060,297	$877,652	$9,182,645	$—
Harrison Street Real Estate Fund
Assets
Investments in Securities*	$13,248,539	$13,248,539	$—	$—

60

Aston Funds

July 31, 2014
Notes to Schedule of Investments (unaudited) – continued

Funds	Total Value at 07/31/14	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
M&C Balanced Fund
Assets
Common Stocks*	$13,020,702	$13,020,702	$—	$—
Corporate Notes and Bonds	4,825,888	—	4,825,888	—
U.S. Government and Agency Obligations	3,104,480	—	3,104,480	—
Investment Company*	1,364,091	1,364,091	—	—
Total	$22,315,161	$14,384,793	$7,930,368	$—

*	All Common Stocks and Investment Companies are Level 1. Please refer to the Schedule of Investments for industry, sector or country breakout.

At the end of each fiscal quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at a quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair values of investments that do not have readily available market values, the fair values of the Funds’ investments may fluctuate from period to period. Additionally, the fair values of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize upon the disposition of such investments. Further, such investments may be subject to legal and other restrictions on resale or they may be otherwise less liquid than publicly-traded securities.

Barings International Fund, Guardian Capital Global Dividend Fund, LMCG Emerging Markets Fund, and Pictet International Fund may utilize an external pricing service to fair value certain foreign securities if certain market events occur. Such fair valuations are categorized as Level 2 in the hierarchy. Such market movements were deemed to have occurred at July 31, 2014 and therefore Baring International Fund, Guardian Capital Global Dividend Fund, LMCG Emerging Markets Fund, and Pictet International Fund utilized the external pricing service model adjustments. As a result, certain securities held in the Barings International Fund and LMCG Emerging Markets Fund that were still held at July 31, 2014 since the beginning of the period, were transferred between levels.

Certain securities that were held at July 31, 2014 and since the beginning of the fiscal year in River Road Dividend All Cap Value Fund, River Road Small Cap Value Fund and River Road Independent Value Fund had changes in liquidity assessments which resulted in a transfer between levels. Transfers between Levels, if any, are recognized as of the last day of the fiscal quarter in which the event or change in circumstances that resulted in reclassification occurred.

Funds	Transfer from Level 1 to Level 2	Transfer from Level 2 to Level 1

Barings International Fund	19,322,082	—
LMCG Emerging Markets Fund	1,776,327	—
River Road Dividend All Cap Value Fund	—	3,338,968
River Road Small Cap Value Fund	4,485,874	10,764,226
River Road Independent Value Fund	—	27,585,708

Level 3 holdings were valued using internal valuation techniques that took into consideration factors including previous experience with similar securities of the same issuer, conversion ratio and security terms.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of July 31, 2014:

Barings International Fund	Common Stocks

Fair Value, beginning of period	$4,485
Sales	(4,599)
Net realized gains	76
Change in unrealized appreciation (depreciation)	38
Fair Value, end of period	$—

(2) Repurchase Agreements: Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund’s Adviser or Subadviser, subject to the seller’s agreement to repurchase and the Fund’s agreement to sell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller. As of and during the nine months ended July 31, 2014, the Funds did not hold any repurchase agreements.

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Aston Funds

July 31, 2014
Notes to Schedule of Investments (unaudited) – continued

(3) When Issued/Delayed Delivery Securities: Each Fund may purchase and sell securities on a “when issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of any security so purchased is subject to market fluctuations during the applicable period. The Funds segregate assets having an aggregate value at least equal to the amount of when issued or delayed delivery purchase commitments until payment is made. During the nine months ended July 31, 2014, Double-Line Core Plus Fixed Income Fund and TCH Fixed Income Fund owned delayed delivery securities. At July 31, 2014, no delayed delivery securities were held.

(4) Mortgage-Backed Securities: M&C Balanced Fund, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund may invest in mortgage-backed securities (“MBS”). These securities represent interests in pools of mortgage loans and they provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. The timely payment of principal and interest on MBS issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not “full faith and credit” obligations. Certain obligations, such as those issued by the Federal Home Loan Banks, Fannie Mae (formerly known as the Federal National Mortgage Association) and Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation) are supported only by the credit of the issuer. MBS issued by private issuers are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government-backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher. M&C Balanced Fund, Double-Line Core Plus Fixed Income Fund and TCH Fixed Income Fund may also invest in collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”) and real estate mortgage investment conduits (“REMICs”). A CMO and/or REMIC is a bond that is collateralized by a pool of MBS. A CLO is a bond that is collateralized by a financial institution’s receivables from loans. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid.

(5) Securities Sold Short: River Road Long-Short Fund utilizes short sales as part of its overall portfolio management strategy. A short sale involves the sale of a security that is borrowed from a broker or other institution. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund making a short sale must segregate liquid assets, or otherwise cover its position in a permissible manner. The Subadviser determines the liquidity of assets, in accordance with procedures established by the Board of Trustees.

(6) Options Contracts: In the normal course of pursuing its investment objectives, certain Funds are subject to price volatility risk. Certain Funds may write and/or purchase call and put options on securities for hedging purposes, to seek capital appreciation, to mitigate risk and/or to increase exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is included in a Fund’s Statement of Assets and Liabilities as a liability or an investment and subsequently adjusted to the current market value based on the quoted daily settlement price of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. If the Fund writes a covered call option, the Fund forgoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option, it accepts the risk of a decline in the market value of the underlying security below the exercise price. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid. Options were traded during the period in Anchor Capital Enhanced Equity Fund. See the Schedule of Investments for open options contracts held by Anchor Capital Enhanced Equity Fund at July 31, 2014. As of and during the nine months ended July 31, 2014, the average* volume of derivative activities were as follows:

Funds	Purchased Options (Cost)	Written Options (Premiums Received)
Anchor Capital Enhanced Equity Fund	1,549,929	(4,452,652)
* estimate based on quarter-end holdings

Note (7) Disclosures about Derivative Instruments: The following is a table summarizing the fair value of derivatives held at July 31, 2014 by primary risk exposure

	Asset Derivative Investments Value	Liability Derivative Investments Value
	Equity Contracts	Equity Contracts

Anchor Capital Enhanced Equity Fund	$2,247,120	$(8,026,719)

(8) Forward Foreign Currency Contracts: In the normal course of pursuing their investment objectives, certain Funds are subject to foreign investment and currency risk. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk

62

Aston Funds

July 31, 2014
Notes to Schedule of Investments (unaudited) – continued

management, or to otherwise help achieve a Fund’s investment goal. These contracts are marked-to-market daily at the applicable exchange rates. A Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of its contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. During the nine months ended July 31, 2014, the Funds did not enter into any forward foreign currency contracts.

63

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aston Funds

By (Signature and Title)*	/s/ Stuart D. Bilton
Stuart D. Bilton, Chief Executive Officer and President
(principal executive officer)

Date	September 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart D. Bilton
Stuart D. Bilton, Chief Executive Officer and President
(principal executive officer)

Date	September 24, 2014

By (Signature and Title)*	/s/ Laura M. Curylo
Laura M. Curylo, Treasurer and Chief Financial Officer
(principal financial officer)

Date	September 24, 2014

* Print the name and title of each signing officer under his or her signature.